UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-09333
Oppenheimer Main Street Small Cap Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end:  June 30
Date of reporting period:  12/31/2008

Item 1.  Reports to Stockholders.

December 31, 2008

Oppenheimer

Main Street Small Cap Fund®

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

Listing of Top Holdings

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries
Semiconductors & Semiconductor Equipment	5.6%
Specialty Retail	5.4
Commercial Services & Supplies	5.4
Machinery	5.3
Insurance	4.8
Commercial Banks	4.6
Oil, Gas & Consumable Fuels	3.6
Software	3.3
Health Care Providers & Services	3.2
Communications Equipment	3.2
Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2008, and are based on net assets.

Top Ten Common Stock Holdings
EMCOR Group, Inc.	0.4%
QLogic Corp.	0.4
AMERIGROUP Corp.	0.3
Tractor Supply Co.	0.3
Gardner Denver, Inc.	0.3
GrafTech International Ltd.	0.3
Acuity Brands, Inc.	0.3
Perini Corp.	0.3
Deluxe Corp.	0.3
Toro Co. (The)	0.3
Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2008, and are based on net assets. For more current Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
9 | OPPENHEIMER MAIN STREET SMALL CAP FUND

TOP HOLDINGS AND ALLOCATIONS
10 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the “since inception” return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 8/2/99. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
11 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2008.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
12 | OPPENHEIMER MAIN STREET SMALL CAP FUND

the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	July 1, 2008	December 31, 2008	December 31, 2008

Class A	$1,000.00	$681.00	$5.23
Class B	1,000.00	678.50	8.47
Class C	1,000.00	678.20	8.34
Class N	1,000.00	680.30	6.25
Class Y	1,000.00	682.30	3.44
Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.00	6.28
Class B	1,000.00	1,015.17	10.16
Class C	1,000.00	1,015.32	10.01
Class N	1,000.00	1,017.80	7.50
Class Y	1,000.00	1,021.12	4.13
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended December 31, 2008 are as follows:

Class	Expense Ratios

Class A	1.23%
Class B	1.99
Class C	1.96
Class N	1.47
Class Y	0.81
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
13 | OPPENHEIMER MAIN STREET SMALL CAP FUND

THIS PAGE INTENTIONALLY LEFT BLANK.
14 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

	Shares	Value

Common Stocks—99.3%
Consumer Discretionary—16.5%
Auto Components—1.0%
American Axle & Manufacturing Holdings, Inc.[1]	823,882	$2,381,019
Amerigon, Inc.[1,2]	17,300	56,398
ArvinMeritor, Inc.[1]	813,782	2,319,279
Autoliv, Inc.[1]	335,000	7,189,100
Cooper Tire &Rubber Co.	675,555	4,161,419
Drew Industries, Inc.[1,2]	201,675	2,420,100
Exide Technologies[1,2]	245,400	1,298,166
Fuel Systems Solutions, Inc.[2]	3,312	108,501
Goodyear Tire & Rubber Co. (The)[2]	177,300	1,058,481
Hayes Lemmerz International, Inc.[2]	46,000	20,700
Lear Corp.[1,2]	851,600	1,200,756
Modine Manufacturing Co.	162,291	790,357
Shiloh Industries, Inc.	16,900	50,700
Stoneridge, Inc.[2]	274,061	1,249,718
Superior Industries International, Inc.[1]	186,507	1,962,054
Tenneco, Inc.[1,2]	872,196	2,572,978
TRW Automotive Holdings Corp.[2]	977,760	3,519,936
Visteon Corp.[2]	96,400	33,740
WABCO Holdings, Inc.	246,900	3,898,551

		36,291,953

Automobiles—0.2%
Thor Industries,Inc.[1]	383,900	5,059,802
Winnebago Industries, Inc.	183,328	1,105,468

		6,165,270

Distributors—0.0%
Core-Mark Holding Co., Inc.[2]	28,200	606,864
Diversified Consumer Services—0.6%
Career Education Corp.[1,2]	242,000	4,341,480
Coinstar, Inc.[1,2]	17,400	339,474
Learning Tree International, Inc.[2]	300	2,556
Noah Education Holdings Ltd., ADR[1]	120,320	379,008
Pre-Paid Legal Services, Inc.[1,2]	41,349	1,541,904
Regis Corp.	387,395	5,628,849
Service Corp. International	224,900	1,117,753
Steiner Leisure Ltd.[2]	137,783	4,067,354
Stewart Enterprises, Inc.[1]	589,271	1,773,706
Universal Technical Institute, Inc.[1,2]	110,800	1,902,436

		21,094,520

Hotels, Restaurants & Leisure—2.6%
AFC Enterprises, Inc.[2]	32,100	150,549
Ameristar Casinos, Inc.[1]	115,192	995,259
Bally Technologies, Inc.[2]	89,800	2,157,894
BJ’s Restaurants, Inc.[2]	52,800	568,656
Bob Evans Farms, Inc.	401,500	8,202,645
Boyd Gaming Corp.[1]	669,642	3,167,407
Brinker International, Inc.[1]	643,780	6,785,441
California Pizza Kitchen, Inc.[2]	227,800	2,442,016
CEC Entertainment, Inc.[1,2]	308,900	7,490,825
Cheesecake Factory, Inc. (The)[2]	215,500	2,176,550
F1 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Hotels, Restaurants & Leisure Continued
Churchill Downs, Inc.	24,000	$970,080
CKE Restaurants, Inc.	430,500	3,736,740
Cracker Barrel Old Country Store, Inc.[1]	240,757	4,957,187
Denny’s Corp.[2]	1,113,200	2,215,268
DineEquity, Inc.[1]	77,512	896,039
Domino’s Pizza, Inc.[2]	36,200	170,502
Dover Downs Gaming & Entertainment, Inc.	12,230	38,891
International Speedway Corp., Cl. A	122,940	3,532,066
Interval Leisure Group, Inc.[2]	84,060	453,083
Isle of Capri Casinos, Inc.[1,2]	101,300	324,160
Jack in the Box, Inc.[2]	267,600	5,911,284
Krispy Kreme Doughnuts, Inc.[1,2]	335,800	564,144
Life Time Fitness, Inc.[1,2]	97,509	1,262,742
Marcus Corp. (The)	113,400	1,840,482
Morgans Hotel Group Co.[2]	21,000	97,860
O’Charley’s, Inc.	33,490	66,980
Orient-Express Hotel Ltd., Cl. A1	148,942	1,140,896
Panera Bread Co., Cl. A1,2	85,900	4,487,416
Peet’s Coffee & Tea, Inc.[1,2]	22,900	532,425
Pinnacle Entertainment, Inc.[1,2]	209,594	1,609,682
Red Robin Gourmet Burgers, Inc.[2]	96,000	1,615,680
Riviera Holdings Corp.[2]	4,600	13,800
Ruby Tuesday, Inc.[2]	319,900	499,044
Shuffle Master, Inc.[2]	117,071	580,672
Sonic Corp.[2]	79,400	966,298
Speedway Motorsports, Inc.	147,654	2,378,706
Steak n Shake Co. (The)[1,2]	126,811	754,525
Town Sports International Holdings, Inc.[2]	60,772	193,863
Vail Resorts, Inc.[1,2]	113,500	3,019,100
WMS Industries, Inc.[1,2]	286,900	7,717,610
Wyndham Worldwide Corp.	423,661	2,774,980

		89,459,447

Household Durables—1.6%
American Greetings Corp., Cl. A	577,080	4,368,496
Beazer Homes USA, Inc.[1,2]	480,044	758,470
Blyth, Inc.	383,300	3,005,072
Brookfield Homes Corp.	19,700	85,104
Cavco Industries, Inc.[1,2]	22,400	602,336
Centex Corp.[1]	249,900	2,658,936
Champion Enterprises, Inc.[1,2]	818,000	458,080
CSS Industries, Inc.	72,092	1,278,912
Ethan Allen Interiors, Inc.[1]	156,100	2,243,157
Furniture Brands International, Inc.[1]	485,640	1,073,264
Harman International Industries, Inc.[1]	270,900	4,532,157
Helen of Troy Ltd.[2]	260,100	4,515,336
Hooker Furniture Corp.[1]	125,000	957,500
F2 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Household Durables Continued
Hovnanian Enterprises, Inc., Cl. A1,2	958,783	$1,649,107
Jarden Corp.[2]	59,800	687,700
KB Home[1]	181,600	2,473,392
La-Z-Boy, Inc.[1]	574,506	1,246,678
Lennar Corp., Cl. A1	720,700	6,248,469
M/I Homes, Inc.	178,276	1,879,029
MDC Holdings, Inc.	20,800	630,240
Meritage Homes Corp.[2]	257,354	3,131,998
National Presto Industries, Inc.	47,100	3,626,700
Palm Harbor Homes, Inc.[1,2]	39,467	196,546
Ryland Group, Inc. (The)[1]	290,500	5,133,135
Sealy Corp.	343,742	862,792
Standard Pacific Corp.[1,2]	162,300	288,894
Tempur-Pedic International, Inc.[1]	438,914	3,111,900
Universal Electronics, Inc.[2]	1,870	30,331

		57,733,731

Internet & Catalog Retail—0.9%
1-800-FLOWERS.com, Inc.[2]	410,300	1,567,346
Bidz.com, Inc.[1,2]	25,600	117,760
Blue Nile, Inc.[1,2]	60,600	1,484,094
Expedia, Inc.[2]	253,100	2,085,544
Gaiam, Inc.[2]	49,800	230,076
HSN, Inc.[2]	76,560	556,591
Liberty Media Corp.-Interactive, Series A2	414,800	1,294,176
NetFlix.com, Inc.[1,2]	337,100	10,075,919
NutriSystem, Inc.[1]	296,535	4,326,446
Orbitz Worldwide, Inc.[2]	188,257	730,437
Overstock.com, Inc.[2]	149,108	1,607,384
PetMed Express, Inc.[1,2]	190,800	3,363,804
Priceline.com, Inc.[1,2]	15,545	1,144,889
Shutterfly, Inc.[2]	54,200	378,858
Stamps.com, Inc.[1,2]	209,964	2,063,946
Ticketmaster Entertainment, Inc.[2]	116,960	750,883

		31,778,153

Leisure Equipment & Products—0.8%
Brunswick Corp.[1]	1,338,100	5,633,401
Callaway Golf Co.[1]	959,250	8,911,433
JAKKS Pacific, Inc.[2]	232,700	4,800,601
Leapfrog Enterprises, Inc.[1,2]	411,100	1,438,850
Polaris Industries, Inc.[1]	149,757	4,290,538
Pool Corp.	50,322	904,286
RC2 Corp.[2]	79,800	851,466
Steinway Musical Instruments, Inc.[2]	63,510	1,112,060

		27,942,635

Media—1.2%
Arbitron, Inc.	46,300	614,864
Ascent Media Corp., Cl. A2	10,800	235,872
Belo Corp., Cl. A	801,909	1,250,978
Cablevision Systems Corp. New York Group, Cl. A	57,200	963,248
CBS Corp., Cl. B	130,300	1,067,157
Central European Media Enterprises Ltd., Cl. A1,2	25,863	561,744
Charter Communications, Inc., Cl. A2	2,140,100	175,060
Clear Channel Outdoor Holdings, Inc., Cl. A2	58,850	361,928
F3 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Media Continued
Cox Radio, Inc., Cl. A1,2	293,200	$1,762,132
CTC Media, Inc.[2]	23,600	113,280
Cumulus Media, Inc., Cl. A1,2	155,200	386,448
Dish Network Corp., Cl. A2	122,200	1,355,198
Entercom Communications Corp.	63,400	77,982
Entravision Communications Corp.[2]	821,732	1,281,902
EW Scripps Co. (The), Cl. A1	363,000	802,230
Fisher Communications, Inc.	5,177	106,853
Gannett Co., Inc.[1]	79,300	634,400
Global Sources Ltd.[1,2]	269,196	1,467,118
Harte-Hanks, Inc.[1]	199,410	1,244,318
Hearst-Argyle Television, Inc.[1]	23,700	143,622
Journal Communications, Inc.	135,837	332,801
Knology, Inc.[1,2]	96,100	495,876
Lamar Advertising Co., Cl. A1,2	224,900	2,824,744
Liberty Media Holding Corp.-Capital, Series A2	50,200	236,442
Lin TV Corp., Cl. A2	169,130	184,352
McClatchy Co., Cl. A1	414,867	331,894
McGraw-Hill Cos., Inc. (The)	70,400	1,632,576
Media General, Inc., Cl. A1	127,958	223,927
Mediacom Communications Corp.[1,2]	344,924	1,483,173
Meredith Corp.[1]	484,720	8,298,406
National CineMedia, Inc.	206,200	2,090,868
RCN Corp.[2]	19,100	112,690
Scholastic Corp.	387,700	5,264,966
Sinclair Broadcast Group, Inc., Cl. A	644,700	1,998,570
Valassis Communications, Inc.[2]	55,150	72,798
Warner Music Group Corp.[1]	437,899	1,322,455

		41,512,872

Multiline Retail—0.5%
Big Lots, Inc.[1,2]	475,200	6,885,648
Dillard’s, Inc., Cl. A1	1,014,873	4,029,046
Fred’s, Inc.[1]	493,107	5,305,831
Macy’s, Inc.	109,400	1,132,290
Nordstrom, Inc.[1]	62,900	837,199
Retail Ventures, Inc.[2]	16,700	57,949

		18,247,963

Specialty Retail—5.4%
Abercrombie & Fitch Co., Cl. A1	89,500	2,064,765
Aeropostale, Inc.[1,2]	587,950	9,465,995
America’s Car-Mart, Inc.[1,2]	116,500	1,608,865
American Eagle Outfitters, Inc.	80,800	756,288
AnnTaylor Stores Corp.[2]	957,059	5,522,230
Asbury Automotive Group, Inc.	356,460	1,629,022
AutoNation, Inc.[1,2]	787,781	7,783,276
Barnes & Noble, Inc.[1]	362,670	5,440,050
bebe stores, inc.	356,400	2,662,308
Big 5 Sporting Goods Corp.	17,600	91,696
F4 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Specialty Retail Continued
Blockbuster, Inc., Cl. A1,2	1,050,592	$1,292,228
Books-A-Million, Inc.	19,400	49,470
Borders Group, Inc.[2]	416,916	166,766
Brown Shoe Co., Inc.	624,340	5,288,160
Buckle, Inc. (The)[1]	357,712	7,805,276
Cato Corp., Cl. A	210,859	3,183,971
Charlotte Russe Holding, Inc.[2]	174,996	1,135,724
Charming Shoppes, Inc.[1,2]	603,998	1,473,755
Chico’s FAS, Inc.[2]	306,900	1,282,842
Children’s Place Retail Stores, Inc.[1,2]	359,200	7,787,456
Christopher & Banks Corp.[1]	236,100	1,322,160
Citi Trends, Inc.[2]	217,427	3,200,525
Coldwater Creek, Inc.[2]	453,460	1,292,361
Conn’s, Inc.[1,2]	108,700	921,776
Dress Barn, Inc. (The)[1,2]	725,700	7,794,018
Finish Line, Inc. (The), Cl. A	710,400	3,978,240
Foot Locker, Inc.	260,124	1,909,310
Genesco, Inc.[1,2]	218,615	3,698,966
Group 1 Automotive, Inc.[1]	247,312	2,663,550
Guess?, Inc.	44,900	689,215
Gymboree Corp.[2]	75,919	1,980,727
Haverty Furniture Cos., Inc.[1]	304,025	2,836,553
hhgregg, Inc.[2]	13,269	115,175
Hibbett Sports, Inc.[1,2]	163,117	2,562,568
Hot Topic, Inc.[2]	519,262	4,813,559
J. Crew Group, Inc.[2]	25,800	314,760
Jo-Ann Stores, Inc.[1,2]	343,900	5,327,011
Limited Brands, Inc.	126,300	1,268,052
Lumber Liquidators, Inc.[1,2]	83,431	881,031
Men’s Wearhouse, Inc. (The)[1]	379,100	5,133,014
Monro Muffler Brake, Inc.	30,100	767,550
New York & Co., Inc.[2]	426,200	988,784
Office Depot, Inc.[2]	1,535,200	4,574,896
OfficeMax, Inc.	684,400	5,228,816
Pacific Sunwear of California, Inc.[2]	696,800	1,107,912
Penske Automotive Group, Inc.[1]	522,000	4,008,960
Pep Boys-Manny, Moe & Jack[1]	418,096	1,726,736
Pier 1 Imports, Inc.[2]	98,763	36,542
RadioShack Corp.	350,334	4,182,988
Rent-A-Center, Inc.[2]	598,200	10,558,230
Sally Beauty Holdings, Inc.[1,2]	711,188	4,046,660
Sonic Automotive, Inc.[1]	321,696	1,280,350
Stage Stores, Inc.	414,304	3,418,008
Systemax, Inc.[1]	197,762	2,129,897
Talbots, Inc. (The)[1]	504,000	1,204,560
Tractor Supply Co.[1,2]	317,115	11,460,536
Tween Brands, Inc.[2]	272,408	1,176,803
Wet Seal, Inc., Cl. A2	958,900	2,847,933
Williams-Sonoma, Inc.[1]	815,000	6,405,900
Zale Corp.[1,2]	432,900	1,441,557
Zumiez, Inc.[2]	100,800	750,960
		188,537,292
F5 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Textiles, Apparel & Luxury Goods—1.7%
American Apparel, Inc.[1,2]	66,600	$132,534
Coach, Inc.[2]	92,000	1,910,840
Crocs, Inc.[1,2]	220,700	273,668
FGX International Holdings Ltd.[2]	21,048	289,200
Jones Apparel Group, Inc.	982,912	5,759,864
K-Swiss, Inc., Cl. A	41,400	471,960
Kenneth Cole Productions, Inc., Cl. A1	63,700	450,996
Liz Claiborne, Inc.	1,796,700	4,671,420
Maidenform Brands, Inc.[2]	154,200	1,565,130
Movado Group, Inc.	53,862	505,764
Oxford Industries, Inc.	144,600	1,268,142
Perry Ellis International, Inc.[2]	215,800	1,368,172
Phillips/Van Heusen Corp.	284,326	5,723,482
Polo Ralph Lauren Corp., Cl. A	20,300	921,823
Quicksilver, Inc.[2]	1,449,038	2,666,230
Steven Madden Ltd.[2]	202,944	4,326,766
Timberland Co., Cl. A1,2	417,736	4,824,851
True Religion Apparel, Inc.[1,2]	180,000	2,239,200
Unifi, Inc.[2]	336,785	949,734
UniFirst Corp.	89,916	2,669,606
Volcom, Inc.[2]	15,918	173,506
Warnaco Group, Inc. (The)[2]	426,111	8,364,559
Wolverine World Wide, Inc.	379,700	7,988,888

		59,516,335

Consumer Staples—2.1%
Beverages—0.0%
Boston Beer Co., Inc., Cl. A1,2	37,300	1,059,320
Coca-Cola Bottling Co. Consolidated	3,288	151,116

		1,210,436

Food & Staples Retailing—0.5%
Andersons, Inc. (The)	9,200	151,616
Arden Group, Inc., Cl. A	8,788	1,107,288
Casey’s General Stores, Inc.	47,100	1,072,467
Ingles Markets, Inc., Cl. A	47,000	826,730
Nash Finch Co.[1]	115,100	5,166,839
Pantry, Inc. (The)[2]	270,966	5,812,221
Spartan Stores, Inc.	111,000	2,580,750
SUPERVALU, Inc.	68,200	995,720
Winn-Dixie Stores, Inc.[2]	6,638	106,872

		17,820,503

Food Products—0.5%
Agria Corp., ADR[2]	5,700	8,493
B&G Foods, Inc., Cl. A	24,100	130,140
Bunge Ltd.	11,300	585,001
Chiquita Brands International, Inc.[1,2]	275,720	4,075,142
Darling International, Inc.[2]	966,561	5,306,420
Del Monte Foods Co.	182,100	1,300,194
Diamond Foods, Inc.	134,800	2,716,220
J&J Snack Foods Corp.	9,000	322,920
Omega Protein Corp.[2]	225,298	903,445
F6 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Food Products Continued
Ralcorp Holdings, Inc.[2]	29,100	$1,699,440
Reddy Ice Holdings, Inc.	33,600	48,384

		17,095,799

Household Products—0.1%
Central Garden & Pet Co., Cl. A2	229,831	1,356,003
WD-40 Co.	98,135	2,776,239

		4,132,242

Personal Products—0.8%
American Oriental Bioengineering, Inc.[1,2]	775,100	5,262,929
Bare Escentuals, Inc.[2]	202,200	1,057,506
Elizabeth Arden, Inc.[2]	147,449	1,859,332
Herbalife Ltd.	295,508	6,406,613
Inter Parfums, Inc.[1]	159,660	1,226,189
NBTY, Inc.[2]	449,543	7,035,348
Nu Skin Asia Pacific, Inc., Cl. A	118,556	1,236,539
Prestige Brands Holdings, Inc.[2]	414,973	4,377,965
Revlon, Inc., Cl. A2	10,900	72,703

		28,535,124

Tobacco—0.2%
Universal Corp.[1]	186,400	5,567,768
Energy—6.5%
Energy Equipment & Services—2.9%
Allis-Chalmers Energy, Inc.[1,2]	297,861	1,638,236
Basic Energy Services, Inc.[1,2]	307,860	4,014,494
BJ Services Co.	138,900	1,620,963
Bronco Drilling Co., Inc.[2]	45,458	293,659
Complete Production Services, Inc.[2]	626,502	5,105,991
Dawson Geophysical Co.[2]	64,700	1,152,307
Dresser-Rand Group, Inc.[2]	141,600	2,442,600
Dril-Quip, Inc.[2]	84,773	1,738,694
ENGlobal Corp.[1,2]	226,900	737,425
ENSCO International, Inc.	77,930	2,212,433
Exterran Holdings, Inc.[1,2]	165,375	3,522,488
Forbes Energy Services Ltd.[2]	145,200	183,782
Forbes Energy Services Ltd., Legend Shares[2,3]	575,300	728,168
Global Industries Ltd.[1,2]	210,300	733,947
Gulf Island Fabrication, Inc.	207,996	2,997,222
Gulfmark Offshore, Inc.[2]	153,700	3,656,523
Helix Energy Solutions Group, Inc.[2]	211,400	1,530,536
Helmerich & Payne, Inc.	22,100	502,775
Hercules Offshore, Inc.[1,2]	321,900	1,529,025
Hornbeck Offshore Services, Inc.[2]	128,260	2,095,768
ION Geophysical Corp.[1,2]	311,700	1,069,131
Key Energy Services, Inc.[2]	1,088,716	4,801,238
Matrix Service Co.[2]	90,600	694,902
Nabors Industries Ltd.[1,2]	194,400	2,326,968
F7 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Energy Equipment & Services Continued
NATCO Group, Inc., Cl. A2	58,708	$891,187
Natural Gas Services Group[2]	106,000	1,073,780
Newpark Resources, Inc.[2]	681,299	2,520,806
Noble Corp.	65,400	1,444,686
North American Energy Partners, Inc.[2]	115,800	386,772
Oceaneering International, Inc.[2]	53,100	1,547,334
Oil States International, Inc.[1,2]	519,893	9,716,800
Parker Drilling Co.[2]	1,176,248	3,411,119
Patterson-UTI Energy, Inc.	341,300	3,928,363
Pioneer Drilling Co.[2]	342,800	1,909,396
Precision Drilling Trust[1]	344,352	2,850,024
Pride International, Inc.[2]	89,500	1,430,210
Seacor Holdings, Inc.[1,2]	127,220	8,479,213
Smith International, Inc.	14,700	336,483
Superior Energy Services, Inc.[2]	127,440	2,030,119
T-3 Energy Services, Inc.[2]	3,461	32,672
Technicoil Corp.[2]	870,300	287,906
Technicoil Corp., Legend Shares[2]	92,900	30,733
Tetra Technologies, Inc.[2]	443,990	2,157,791
Tidewater, Inc.	25,600	1,030,912
Union Drilling, Inc.[1,2]	190,700	989,733
Unit Corp.[2]	197,230	5,269,986
Weatherford International Ltd.[2]	138,100	1,494,242
Willbros, Group, Inc.[2]	178,298	1,510,184

		102,089,726

Oil, Gas & Consumable Fuels—3.6%
Abraxas Petroleum Corp.[2]	88,100	63,432
Alberta Clipper Energy, Inc.[2]	20,913	7,735
Alon USA Energy, Inc.	18,800	172,020
Arena Resources, Inc.[2]	26,800	752,812
ATP Oil & Gas Corp.[1,2]	384,700	2,250,495
Berry Petroleum Co., Cl. A	621,200	4,696,272
Bill Barrett Corp.[1,2]	262,700	5,550,851
BPZ Resources, Inc.[1,2]	84,815	542,816
Brigham Exploration Co.[2]	443,040	1,417,728
Callon Petroleum Co.[2]	285,587	742,526
Cano Petroleum, Inc.[2]	39,900	17,556
Carrizo Oil & Gas, Inc.[2]	44,100	710,010
Celtic Exploration Ltd., Legend Shares[2]	18,100	187,590
Cimarex Energy Co.[1]	178,300	4,774,874
Contango Oil & Gas Co.[2]	6,500	365,950
Crosstex Energy, Inc.[1]	57,900	225,810
CVR Energy, Inc.[2]	393,526	1,574,104
Delek US Holdings, Inc.	232,680	1,230,877
Delphi Energy Corp., Legend Shares[2]	81,300	66,152
F8 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Oil, Gas & Consumable Fuels Continued
Denbury Resources, Inc.[2]	198,300	$2,165,436
DHT Maritime, Inc.	12,370	68,530
Enbridge Energy Management LLC[2]	2,622	64,108
Encore Acquisition Co.[2]	56,900	1,452,088
Energy Partners Ltd.[2]	398,180	537,543
Foundation Coal Holdings, Inc.	543,800	7,624,076
Frontier Oil Corp.	461,400	5,827,482
Frontline Ltd.[1]	22,300	660,303
Galleon Energy, Inc., Cl. A2	84,200	352,938
Galleon Energy, Inc., Subscription Receipts, Legend Shares[2]	138,750	581,594
Gasco Energy, Inc.[1,2]	553,500	215,865
General Maritime Corp.[1]	239,114	2,582,431
GeoResources, Inc.[1,2]	50,306	437,159
Great Plains Exploration, Inc.[2]	327,641	75,400
Gulfport Energy Corp.[2]	50,280	198,606
Holly Corp.	136,858	2,494,921
Houston American Energy Corp.	9,600	32,448
International Coal Group, Inc.[1,2]	151,870	349,301
Jura Energy Corp., Legend Shares[2]	750,700	58,615
Knightsbridge Tankers Ltd.[1]	170,673	2,500,359
Mariner Energy, Inc.[2]	759,300	7,744,860
Massey Energy Co.	190,800	2,631,132
McMoRan Exploration Co.[2]	164,608	1,613,158
Meridian Resource Corp. (The)[2]	273,300	155,781
Midnight Oil Exploration Ltd.[2]	539,550	332,590
Overseas Shipholding Group, Inc.	107,127	4,511,118
Paramount Resources Ltd., Cl. A2	28,800	162,617
PetroQuest Energy, Inc.[1,2]	426,573	2,883,633
Pioneer Natural Resources Co.	42,300	684,414
Plains Exploration & Production Co.[2]	108,700	2,526,188
Quicksilver Resources, Inc.[2]	297,900	1,659,303
Rentech, Inc.[2]	72,200	49,096
Rosetta Resources, Inc.[2]	610,900	4,325,172
St. Mary Land & Exploration Co.	34,400	698,664
Stone Energy Corp.[2]	551,724	6,079,998
Sunoco, Inc.[1]	38,200	1,660,172
Swift Energy Co.[2]	353,535	5,942,923
Teekay Tankers Ltd., Cl. A1	149,100	1,893,570
Tesoro Corp.[1]	453,600	5,973,912
Tristar Oil & Gas Ltd.[2]	47,500	445,447
Tusk Energy Corp.[2]	536,315	405,531
Tusk Energy Corp., Legend Shares[2]	397,100	300,265
Tusk Energy Corp., Legend Shares[2,4]	275,000	207,940
VAALCO Energy, Inc.[2]	740,200	5,507,088
Venoco, Inc.[1,2]	43,900	118,969
Vero Energy, Inc.[2]	124,317	555,835
F9 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Oil, Gas & Consumable Fuels Continued
W&T Offshore, Inc.[1]	457,700	$6,554,264
Walter Industries, Inc.	68,032	1,191,240
Warren Resources, Inc.[1,2]	149,600	297,704
Western Refining, Inc.[1]	316,474	2,455,838
Westmoreland Coal Co.[2]	23,700	263,070
Williams (Clayton) Energy, Inc.[2]	13,695	622,301
World Fuel Services Corp.	20,000	740,000

		124,822,606

Financials—16.1%
Capital Markets—1.3%
Affiliated Managers Group, Inc.[2]	27,500	1,152,800
Ameriprise Financial, Inc.	72,300	1,688,928
BGC Partners, Inc., Cl. A	40,500	111,780
Cohen & Steers, Inc.[1]	37,530	412,455
E*TRADE Financial Corp.[1,2]	2,682,900	3,085,335
GAMCO Investors, Inc., Cl. A1	45,462	1,242,022
GFI Group, Inc.	50,900	180,186
Investment Technology Group, Inc.[2]	75,300	1,710,816
Janus Capital Group, Inc.	317,500	2,549,525
KBW, Inc.[1,2]	57,900	1,331,700
Knight Capital Group, Inc., Cl. A2	234,039	3,779,730
LaBranche & Co., Inc.[1,2]	726,527	3,480,064
Legg Mason, Inc.	49,600	1,086,736
NGP Capital Resources Co.	26,800	224,316
Penson Worldwide, Inc.[1,2]	133,200	1,014,984
Piper Jaffray Cos., Inc.[2]	122,653	4,876,683
Sanders Morris Harris Group, Inc.	34,883	208,949
SEI Investments Co.	16,000	251,360
Stifel Financial Corp.[2]	139,350	6,389,198
SWS Group, Inc.	329,094	6,236,331
TD Ameritrade Holding Corp.[2]	978	13,937
thinkorswim Group, Inc.[2]	135,312	760,453
Thomas Weisel Partners Group, Inc.[2]	28,500	134,520
Tradestation Group, Inc.[2]	85,000	548,250
U.S. Global Investors, Inc., Cl. A	7,650	37,409
Waddell & Reed Financial, Inc., Cl. A	118,860	1,837,576

		44,346,043

Commercial Banks—4.6%
1st Source Corp.	17,188	406,152
Amcore Financial, Inc.	39,200	141,904
BancFirst Corp.	21,700	1,148,364
Banco Latinoamericano de Exportaciones SA, Cl. E	74,820	1,074,415
Boston Private Financial Holdings, Inc.	230,804	1,578,699
Capitol Bancorp Ltd.[1]	16,982	132,460
Cascade Bancorp[1]	41,275	278,606
F10 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Commercial Banks Continued
Cathay Bancorp, Inc.[1]	152,257	$3,616,104
Central Pacific Financial Corp.[1]	307,000	3,082,280
Chemical Financial Corp.	61,100	1,703,468
Citizens Republic Bancorp, Inc.	253,000	753,940
City Bank Lynnwood, WA1	25,302	131,570
City Holding Co.	122,500	4,260,550
CoBiz Financial, Inc.[1]	55,500	540,570
Colonial BancGroup, Inc. (The)[1]	916,748	1,897,668
Columbia Banking System, Inc.	46,000	548,780
Community Bank System, Inc.	203,200	4,956,048
Community Trust Bancorp, Inc.	80,100	2,943,675
East West Bancorp, Inc.	447,885	7,152,723
F.N.B. Corp.	21,400	282,480
First Community Bancshares, Inc.[1]	33,699	1,175,084
First Financial Bancorp	92,000	1,139,880
First Horizon National Corp.	942,373	9,960,883
First Merchants Corp.	105,300	2,338,713
First Midwest Bancorp, Inc.[1]	175,598	3,506,692
First Security Group, Inc.[1]	88,480	408,778
Frontier Financial Corp.[1]	317,130	1,382,687
Glacier Bancorp, Inc.	14,300	271,986
Greene Bankshares, Inc.[1]	43,699	591,684
Guaranty Bancorp[2]	66,500	133,000
Hancock Holding Co.[1]	9,800	445,508
Hanmi Financial Corp.	96,160	198,090
Huntington Bancshares, Inc.[1]	257,600	1,973,216
IBERIABANK Corp.	29,107	1,397,136
Independent Bank Corp.	27,700	724,632
International Bancshares Corp.	87,500	1,910,125
MainSource Financial Group, Inc.[1]	50,700	785,850
MB Financial, Inc.[1]	21,500	600,925
National Penn Bancshares, Inc.[1]	466,800	6,773,268
NBT Bancorp, Inc.[1]	99,600	2,784,816
Old National Bancorp[1]	185,000	3,359,600
Old Second Bancorp, Inc.	3,700	42,920
Oriental Financial Group, Inc.	185,990	1,125,240
Pacific Capital Bancorp[1]	525,500	8,870,440
PacWest Bancorp[1]	186,600	5,019,540
Park National Corp.[1]	15,200	1,090,600
Popular, Inc.[1]	941,730	4,859,327
Porter Bancorp, Inc.	16,590	254,657
Prosperity Bancshares, Inc.	35,500	1,050,445
Provident Bankshares Corp.[1]	442,555	4,275,081
Regions Financial Corp.	242,000	1,926,320
Renasant Corp.[1]	34,100	580,723
Republic Bancorp, Inc., Cl. A1	27,400	745,280
F11 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Commercial Banks Continued
Sandy Spring Bancorp, Inc.[1]	41,581	$907,713
Santander BanCorp[1]	50,044	625,050
Signature Bank[2]	10,600	304,114
Simmons First National Corp.	55,751	1,642,982
South Financial Group, Inc. (The)	435,460	1,881,187
Southside Bancshares, Inc.	48,800	1,146,800
Southwest Bancorp, Inc.	2,200	28,512
Sterling Bancorp	199,300	2,796,179
Sterling Financial Corp., Western US1	189,893	1,671,058
Susquehanna Bancshares, Inc.[1]	621,010	9,880,269
Tompkins Financial Corp.[1]	51,300	2,972,835
TowneBank	4,200	104,118
Trustmark Corp.[1]	24,180	522,046
UCBH Holdings, Inc.[1]	492,575	3,388,916
UMB Financial Corp.	22,800	1,120,392
Umpqua Holdings Corp.[1]	144,200	2,086,574
United Bankshares, Inc.	7,100	235,862
United Community Banks, Inc.[1]	199,355	2,707,241
Webster Financial Corp.[1]	506,307	6,976,910
WesBanco, Inc.[1]	107,368	2,921,483
West Coast Bancorp	25,700	169,363
Westamerica Bancorp	10,600	542,190
Western Alliance Bancorp[1,2]	92,183	930,126
Whitney Holding Corp.[1]	220,200	3,520,998
Wintrust Financial Corp.[1]	142,800	2,937,396

		160,353,896

Consumer Finance—0.8%
Advance America Cash Advance Centers, Inc.	23,900	45,171
Advanta Corp., Cl. B	228,400	477,356
AmeriCredit Corp.[1,2]	763,282	5,831,474
Cash America International, Inc.	283,100	7,742,785
Discover Financial Services	229,400	2,186,182
Dollar Financial Corp.[2]	17,450	179,735
EZCORP, Inc., Cl. A2	159,859	2,431,455
First Cash Financial Services, Inc.[2]	218,000	4,155,080
First Marblehead Corp. (The)[1,2]	259,879	335,244
Nelnet, Inc., Cl. A	113,083	1,620,479
Student Loan Corp. (The)	6,600	270,600
World Acceptance Corp.[1,2]	177,300	3,503,448

		28,779,009

Diversified Financial Services—0.7%
Asset Acceptance Capital Corp.[2]	137,500	702,625
CIT Group, Inc.	838,100	3,804,974
Encore Capital Group, Inc.[1,2]	26,600	191,520
Financial Federal Corp.[1]	220,500	5,131,035
Interactive Brokers Group, Inc., Cl. A2	225,590	4,035,805
F12 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Diversified Financial Services Continued
Life Partners Holdings, Inc.[1]	10,100	$440,764
MarketAxess Holdings, Inc.[1,2]	98,065	800,210
NewStar Financial, Inc.[2]	21,600	86,184
NYSE Euronext	58,400	1,598,992
PHH Corp.[1,2]	515,000	6,555,950
Pico Holdings, Inc.[2]	24,200	643,236

		23,991,295

Insurance—4.8%
Allied World Assurance Holdings Ltd.	141,500	5,744,900
American Equity Investment Life Holding Co.[1]	377,200	2,640,400
American Financial Group, Inc.	67,000	1,532,960
American Physicians Capital, Inc.	123,060	5,919,186
Amerisafe, Inc.[2]	249,458	5,121,373
AmTrust Financial Services, Inc.	334,400	3,879,040
Aspen Insurance Holdings Ltd.	422,035	10,234,349
Assured Guaranty Ltd.[1]	37,000	421,800
Axis Capital Holdings Ltd.	36,000	1,048,320
Citizens, Inc.[1,2]	30,900	299,730
CNA Financial Corp.	119,900	1,971,156
CNA Surety Corp.[2]	179,732	3,450,854
Conseco, Inc.[2]	1,269,500	6,576,010
Delphi Financial Group, Inc., Cl. A	284,245	5,241,478
Donegal Group, Inc., Cl. A	6,600	110,682
eHealth, Inc.[2]	13,830	183,662
EMC Insurance Group, Inc.	8,836	226,643
Employers Holdings, Inc.	278,400	4,593,600
Endurance Specialty Holdings Ltd.	59,710	1,822,946
FBL Financial Group, Inc., Cl. A	159,826	2,469,312
First Mercury Financial Corp.[2]	18,000	256,680
FPIC Insurance Group, Inc.[1,2]	98,240	4,300,947
Genworth Financial, Inc., Cl. A	498,600	1,411,038
Hallmark Financial Services, Inc.[2]	45,600	399,912
Harleysville Group, Inc.	110,344	3,832,247
Horace Mann Educators Corp.	265,000	2,435,350
Infinity Property & Casualty Corp.	94,118	4,398,134
IPC Holdings Ltd.	317,900	9,505,210
Lincoln National Corp.	56,500	1,064,460
Maiden Holdings Ltd.	12,800	40,064
Max Capital Group Ltd.	602,101	10,657,188
Meadowbrook Insurance Group, Inc.	228,780	1,473,343
National Financial Partners Corp.	160,700	488,528
National Interstate Corp.[1]	59,900	1,070,413
National Western Life Insurance Co., Cl. A	2,750	465,218
Nationwide Financial Services, Inc., Cl. A	83,000	4,333,430
F13 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Insurance Continued
Navigators Group, Inc. (The)[2]	70,700	$3,882,137
NYMAGIC, Inc.	3,039	57,893
Old Republic International Corp.	24,500	292,040
OneBeacon Insurance Group Ltd.	109,420	1,142,345
Phoenix Cos., Inc. (The)	506,200	1,655,274
Platinum Underwriters Holdings Ltd.[1]	262,600	9,474,608
PMA Capital Corp., Cl. A2	76,900	544,452
Presidential Life Corp.	35,000	346,150
ProAssurance Corp.[2]	146,600	7,737,548
Protective Life Corp.	398,860	5,723,641
RLI Corp.	79,720	4,875,675
Safety Insurance Group, Inc.	88,684	3,375,313
Seabright Insurance Holdings, Inc.[2]	122,400	1,436,976
Selective Insurance Group, Inc.[1]	251,939	5,776,961
StanCorp Financial Group, Inc.	37,800	1,578,906
State Auto Financial Corp.	16,300	489,978
Stewart Information Services Corp.	44,144	1,036,943
Transatlantic Holdings, Inc.	18,500	741,110
United America Indemnity Ltd., Cl. A2	182,853	2,342,347
United Fire & Casualty Co.	38,764	1,204,397
Unitrin, Inc.	258,100	4,114,114
UnumProvident Corp.	129,050	2,400,330
Zenith National Insurance Corp.	24,699	779,747

		170,629,448

Real Estate Investment Trusts—2.9%
Acadia Realty Trust	14,600	208,342
Agree Realty Corp.	54,800	993,524
Alexander’s, Inc.[1]	1,760	448,624
Alexandria Real Estate Equities, Inc.	62,600	3,777,284
American Campus Communities, Inc.	25,500	522,240
Arbor Realty Trust, Inc.[1]	23,400	69,030
Ashford Hospitality Trust[1]	288,300	331,545
Associated Estates Realty Corp.	33,900	309,507
BioMed Realty Trust, Inc.	289,390	3,391,651
Brandywine Realty Trust[1]	140,692	1,084,735
Capital Lease Funding, Inc.[1]	99,700	172,481
CBL & Associates Properties, Inc.	113,800	739,700
Cedar Shopping Centers, Inc.	61,900	438,252
Colonial Properties Trust[1]	57,400	478,142
Corporate Office Properties Trust	76,760	2,356,532
DCT Industrial Trust, Inc.	66,700	337,502
DiamondRock Hospitality Co.	515,400	2,613,078
Digital Realty Trust, Inc.[1]	108,800	3,574,080
EastGroup Properties, Inc.	79,700	2,835,726
F14 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Real Estate Investment Trusts Continued
Entertainment Properties Trust	126,570	$3,771,786
Equity Lifestyle Properties, Inc.	26,500	1,016,540
Equity One, Inc.[1]	21,600	382,320
Extra Space Storage, Inc.	160,600	1,657,392
FelCor Lodging Trust, Inc.	427,400	786,416
First Industrial Realty Trust, Inc.[1]	256,800	1,938,840
First Potomac Realty Trust	28,800	267,840
Glimcher Realty Trust	28,700	80,647
Gramercy Capital Corp.[1]	34,600	44,288
Healthcare Realty Trust, Inc.	92,600	2,174,248
Hersha Hospitality Trust	61,300	183,900
Highwoods Properties, Inc.[1]	190,600	5,214,816
Home Properties of New York, Inc.[1]	92,100	3,739,260
Inland Real Estate Corp.[1]	228,000	2,959,440
Investors Real Estate Trust	11,300	121,023
Kite Realty Group Trust	131,000	728,360
LaSalle Hotel Properties[1]	118,500	1,309,425
Lexington Realty Trust[1]	191,200	956,000
LTC Properties, Inc.	86,500	1,754,220
Medical Properties Trust, Inc.[1]	181,700	1,146,527
Mid-America Apartment Communities, Inc.	97,200	3,611,952
National Health Investors, Inc.	48,600	1,333,098
National Retail Properties, Inc.[1]	300,100	5,158,719
Nationwide Health Properties, Inc.	181,700	5,218,424
Omega Healthcare Investors, Inc.	294,110	4,696,937
Parkway Properties, Inc.[1]	71,800	1,292,400
Pennsylvania Real Estate Investment Trust[1]	140,100	1,043,745
Post Properties, Inc.	29,200	481,800
Potlatch Corp.	83,150	2,162,732
PS Business Parks, Inc.	38,900	1,737,274
Ramco-Gershenson Properties Trust	44,500	275,010
Realty Income Corp.[1]	139,100	3,220,164
Saul Centers, Inc.	18,200	718,900
Senior Housing Properties Trust	379,800	6,806,016
SL Green Realty Corp.[1]	78,200	2,025,380
Sovran Self Storage, Inc.	28,700	1,033,200
Strategic Hotels & Resorts, Inc.[1]	241,700	406,056
Sunstone Hotel Investors, Inc.[1]	210,280	1,301,633
Tanger Factory Outlet Centers, Inc.[1]	56,700	2,133,054
Taubman Centers, Inc.	63,800	1,624,348
Universal Health Realty Income Trust	3,000	98,730
Urstadt Biddle Properties, Inc., Cl. A	7,300	116,289
F15 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Real Estate Investment Trusts Continued
Washington Real Estate Investment Trust	82,700	$2,340,410

		103,751,534

Real Estate Management & Development—0.1%
Avatar Holdings, Inc.[2]	14,101	373,959
CB Richard Ellis Group, Inc., Cl. A2	236,542	1,021,861
Consolidated-Tomoka Land Co.	2,500	95,475
Forest City Enterprises, Inc., Cl. A1	128,067	858,049
Forestar Group, Inc.[2]	14,900	141,848
Jones Lang LaSalle, Inc.	54,800	1,517,960
Tejon Ranch Co.[2]	400	9,896

		4,019,048

Thrifts & Mortgage Finance—0.9%
Anchor BanCorp Wisconsin, Inc.[1]	64,600	178,296
Bank Mutual Corp.	192,400	2,220,296
BankFinancial Corp.	15,400	156,926
Corus Bankshares, Inc.[1]	24,377	27,058
Dime Community Bancshares, Inc.	286,300	3,807,790
Doral Financial Corp.[2]	4,834	36,255
Encore Bancshares, Inc.[1,2]	52,600	578,600
First Niagara Financial Group, Inc.	28,800	465,696
First Place Financial Corp.	28,400	108,772
Flagstar Bancorp, Inc.[2]	98,334	69,817
Flushing Financial Corp.	155,800	1,863,368
MGIC Investment Corp.	1,324,111	4,607,906
NewAlliance Bancshares, Inc.	64,200	845,514
OceanFirst Financial Corp.	28,200	468,120
Ocwen Financial Corp.[1,2]	314,513	2,887,229
PMI Group, Inc. (The)	969,900	1,891,305
Provident Financial Services, Inc.[1]	229,500	3,511,350
Provident New York Bancorp	198,500	2,461,400
Radian Group, Inc.[1]	913,900	3,363,152
TierOne Corp.[1]	49,200	184,500
Tree.com, Inc.[2]	8,276	21,518
Trustco Bank Corp. NY	17,800	169,278
WSFS Financial Corp.	24,100	1,156,559

		31,080,705

Health Care—7.6%
Biotechnology—1.4%
Acorda Therapeutics, Inc.[2]	61,000	1,251,110
Alexion Pharmaceuticals, Inc.[2]	69,300	2,507,967
Allos Therapeutics, Inc.[2]	197,000	1,205,640
Alnylam Pharmaceuticals, Inc.[1,2]	24,700	610,831
Array BioPharma, Inc.[2]	30,815	124,801
Celldex Therapeutics, Inc.[2]	57,903	458,592
Cepheid, Inc.[2]	46,200	479,556
F16 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Biotechnology Continued
Cubist Pharmaceuticals, Inc.[1,2]	272,100	$6,573,936
CV Therapeutics, Inc.[2]	225,885	2,080,401
Dendreon Corp.[2]	283,000	1,296,140
Emergent Biosolutions, Inc.[1,2]	185,500	4,843,405
Enzon Pharmaceuticals, Inc.[1,2]	420,867	2,453,655
Facet Biotech Corp.[2]	134,091	1,285,933
Geron Corp.[1,2]	100,300	468,401
GTx, Inc.[1,2]	66,600	1,121,544
Halozyme Therapeutics, Inc.[2]	26,100	146,160
Human Genome Sciences, Inc.[2]	292,600	620,312
Incyte Corp.[2]	147,130	557,623
Isis Pharmaceuticals, Inc.[2]	28,600	405,548
Ligand Pharmaceuticals, Inc., Cl. B2	49,000	134,260
MannKind Corp.[1,2]	172,100	590,303
Martek Biosciences Corp.[1]	110,600	3,352,286
Momenta Pharmaceuticals, Inc.[1,2]	251,800	2,920,880
Myriad Genetics, Inc.[2]	42,900	2,842,554
Nabi Biopharmaceuticals, Inc.[2]	45,352	151,929
NPS Pharmaceuticals, Inc.[2]	52,475	325,870
OSI Pharmaceuticals, Inc.[2]	14,300	558,415
Osiris Therapeutics, Inc.[1,2]	32,000	613,120
PDL BioPharma, Inc.	670,457	4,143,424
Progenics Pharmaceuticals, Inc.[1,2]	137,100	1,413,501
Rigel Pharmaceuticals, Inc.[1,2]	61,700	493,600
RXi Pharmaceuticals Corp.[1,2]	23,700	136,275
Savient Pharmaceuticals, Inc.[1,2]	291,200	1,686,048
ZymoGenetics, Inc.[1,2]	46,700	140,100

		47,994,120

Health Care Equipment & Supplies—1.6%
Abaxis, Inc.[1,2]	45,000	721,350
Advanced Medical Optics, Inc.[2]	188,700	1,247,307
Align Technology, Inc.[1,2]	205,000	1,793,750
American Medical Systems Holdings, Inc.[2]	46,200	415,338
Analogic Corp.	178,600	4,872,208
AngioDynamics, Inc.[2]	71,000	971,990
Cardiac Science Corp.[2]	8,300	62,250
ConMed Corp.[1,2]	137,900	3,301,326
CryoLife, Inc.[2]	249,040	2,418,178
Cyberonics, Inc.[2]	246,500	4,084,505
Datascope Corp.	84,711	4,425,303
Exactech, Inc.[2]	64,584	1,087,595
Invacare Corp.	29,700	460,944
Inverness Medical Innovations, Inc.[2]	37,500	709,125
IRIS International, Inc.[1,2]	50,000	697,000
F17 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Health Care Equipment & Supplies Continued
Kensey Nash Corp.[2]	155,150	$3,011,462
Merit Medical Systems, Inc.[2]	225,500	4,043,215
Natus Medical, Inc.[1,2]	157,133	2,034,872
Neogen Corp.[2]	11,000	274,780
Orthofix International NV2	43,470	666,395
Palomar Medical Technologies, Inc.[2]	63,800	735,614
Quidel Corp.[2]	245,400	3,207,378
Sirona Dental Systems, Inc.[1,2]	40,640	426,720
Somanetics Corp.[2]	139,600	2,304,796
SonoSite, Inc.[1,2]	84,053	1,603,731
Spectranetics Corp. (The)[2]	10,800	28,188
Stereotaxis, Inc.[1,2]	28,300	124,520
Steris Corp.	115,500	2,759,295
Symmetry Medical, Inc.[2]	80,800	643,976
Synovis Life Technologies, Inc.[2]	89,200	1,671,608
VNUS Medical Technologies, Inc.[2]	90,100	1,461,422
Volcano Corp.[2]	31,800	477,000
Zoll Medical Corp.[2]	184,200	3,479,538

		56,222,679

Health Care Providers & Services—3.2%
Air Methods Corp.[2]	11,700	187,083
Alliance Imaging, Inc.[1,2]	249,500	1,988,515
Almost Family, Inc.[1,2]	24,476	1,100,930
AMERIGROUP Corp.[2]	409,000	12,073,680
AMN Healthcare Services, Inc.[2]	212,000	1,793,520
Assisted Living Concepts, Inc.[1,2]	66,100	274,315
athenahealth, Inc.[2]	10,500	395,010
Brookdale Senior Living, Inc.[1]	256,923	1,433,630
Catalyst Health Solutions, Inc.[1,2]	147,652	3,595,326
Centene Corp.[2]	505,360	9,960,646
Chemed Corp.	146,900	5,842,213
Chindex International, Inc.[2]	29,300	232,935
CIGNA Corp.	106,300	1,791,155
Community Health Systems, Inc.[2]	44,900	654,642
CorVel Corp.[2]	34,130	750,177
Coventry Health Care, Inc.[2]	46,200	687,456
Cross Country Healthcare, Inc.[2]	149,226	1,311,697
Enstar Group, Inc. (The)	12,900	215,946
Gentiva Health Services, Inc.[2]	54,100	1,582,966
Hanger Orthopedic Group, Inc.[2]	266,200	3,862,562
Health Management Associates, Inc., Cl. A2	184,800	330,792
Health Net, Inc.[2]	252,000	2,744,280
HEALTHSOUTH Corp.[2]	21,300	233,448
Healthspring, Inc.[2]	410,300	8,193,691
Healthways, Inc.[2]	140,652	1,614,685
InVentiv Health, Inc.[2]	119,700	1,381,338
Kindred Healthcare, Inc.[2]	341,300	4,443,726
Landauer, Inc.	77,000	5,644,100
LifePoint Hospitals, Inc.[1,2]	447,000	10,209,480
Lincare Holdings, Inc.[1,2]	180,900	4,871,637
MedCath Corp.[2]	64,418	672,524
Molina Healthcare, Inc.[1,2]	209,800	3,694,578
F18 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Health Care Providers & Services Continued
Odyssey Healthcare, Inc.[2]	108,810	$1,006,493
Owens & Minor, Inc.[1]	6,400	240,960
Pediatrix Medical Group, Inc.[2]	55,900	1,772,030
PharMerica Corp.[1,2]	251,070	3,934,267
Providence Service Corp.[2]	27,090	39,281
RehabCare Group, Inc.[2]	217,714	3,300,544
Res-Care, Inc.[2]	134,580	2,021,392
Skilled Healthcare Group, Inc., Cl. A2	42,300	357,012
Sun Healthcare Group, Inc.[2]	45,098	399,117
Universal American Corp.[1,2]	153,986	1,358,157
WellCare Health Plans, Inc.[2]	281,851	3,624,604

		111,822,540

Health Care Technology—0.1%
Allscripts-Misys Healthcare Solutions, Inc.	152,100	1,508,832
Computer Programs & Systems, Inc.	40,483	1,084,944
IMS Health, Inc.	26,600	403,256
Omnicell, Inc.[2]	134,700	1,644,687

		4,641,719

Life Sciences Tools & Services—0.6%
Albany Molecular Research, Inc.[1,2]	224,600	2,187,604
Bio-Rad Laboratories, Inc., Cl. A2	20,900	1,573,979
Bruker Corp.[2]	35,500	143,420
Dionex Corp.[2]	5,000	224,250
Enzo Biochem, Inc.[2]	13,100	64,059
eResearch Technology, Inc.[2]	382,800	2,537,964
Kendle International, Inc.[2]	21,200	545,264
Life Sciences Research, Inc.[2]	39,330	369,702
Luminex Corp.[1,2]	142,400	3,041,664
Medivation, Inc.[1,2]	118,100	1,720,717
Nektar Therapeutics[2]	209,118	1,162,696
Parexel International Corp.[1,2]	306,000	2,971,260
Sequenom, Inc.[1,2]	50,800	1,007,872
Varian, Inc.[2]	63,130	2,115,486

		19,665,937

Pharmaceuticals—0.7%
Adolor Corp.[2]	293,200	486,712
Auxilium Pharmaceuticals, Inc.[2]	82,000	2,332,080
BioMimetic Therapeutics, Inc.[1,2]	26,428	243,666
CPEX Pharmaceuticals, Inc.[2]	1,950	19,013
Cypress Bioscience, Inc.[2]	56,900	389,196
Durect Corp.[1,2]	25,202	85,435
Forest Laboratories, Inc.[2]	68,080	1,733,998
K-V Pharmaceutical Co., Cl. A1,2	42,417	122,161
King Pharmaceuticals, Inc.[1,2]	207,000	2,198,340
Medicis Pharmaceutical Corp., Cl. A1	618,700	8,599,930
MiddleBrook Pharmaceuticals, Inc.[1,2]	123,400	185,100
F19 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Pharmaceuticals Continued
Noven Pharmaceuticals, Inc.[2]	191,490	$2,106,390
Optimer Pharmaceuticals, Inc.[2]	14,300	173,173
Pain Therapeutics, Inc.[1,2]	174,800	1,034,816
Par Pharmaceutical Cos., Inc.[2]	125,700	1,685,637
Pozen, Inc.[1,2]	97,900	493,416
Questcor Pharmaceuticals, Inc.[2]	28,500	265,335
Salix Pharmaceuticals Ltd.[1,2]	120,066	1,060,183
Valeant Pharmaceuticals International, Inc.[1,2]	21,300	487,770
ViroPharma, Inc.[2]	31,600	411,432
Vivus, Inc.[1,2]	250,200	1,331,064

		25,444,847

Industrials—21.2%
Aerospace & Defense—1.5%
Aerovironment, Inc.[1,2]	53,900	1,984,059
American Science & Engineering, Inc.	9,400	695,224
Applied Signal Technology, Inc.	5,700	102,258
Argon ST, Inc.[2]	74,100	1,397,526
Astronics Corp., Cl. B2	9,625	82,679
Axsys Technologies, Inc.[2]	18,310	1,004,487
BE Aerospace, Inc.[2]	574,200	4,415,598
Ceradyne, Inc.[1,2]	332,915	6,761,504
Cubic Corp.	238,100	6,476,320
Ducommun, Inc.	176,500	2,947,550
DynCorp International, Inc., Cl. A2	271,300	4,115,621
Esterline Technologies Corp.[2]	265,600	10,063,584
Gencorp, Inc.[1,2]	324,530	1,194,270
Goodrich Corp.	37,000	1,369,740
Herley Industries, Inc.[2]	17,018	208,981
Ladish Co., Inc.[2]	39,800	551,230
Precision Castparts Corp.	30,700	1,826,036
Taser International, Inc.[2]	124,358	656,610
Triumph Group, Inc.	134,700	5,719,362

		51,572,639

Air Freight & Logistics—0.3%
Air Transport Services Group, Inc.[2]	68,400	12,312
Atlas Air Worldwide Holdings, Inc.[2]	174,213	3,292,626
Hub Group, Inc., Cl. A2	51,186	1,357,965
Pacer International, Inc.	500,331	5,218,452

		9,881,355

Airlines—0.9%
Continental Airlines, Inc., Cl. B1,2	135,440	2,446,046
Hawaiian Holdings, Inc.[2]	505,500	3,225,090
Republic Airways Holdings, Inc.[2]	410,300	4,377,901
SkyWest, Inc.	446,770	8,309,922
UAL Corp.	424,000	4,672,480
US Airways Group, Inc.[2]	922,200	7,128,606

		30,160,045
F20 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Building Products—1.3%
Aaon, Inc.	171,025	$3,571,002
American Woodmark Corp.[1]	62,900	1,146,667
Ameron International Corp.	96,216	6,053,911
Apogee Enterprises, Inc.	258,500	2,678,060
Armstrong World Industries, Inc.	160,868	3,477,966
Gibraltar Industries, Inc.[1]	355,478	4,244,407
Griffon Corp.[2]	296,802	2,769,163
Insteel Industries, Inc.[1]	310,642	3,507,148
Lennox International, Inc.	53,000	1,711,370
NCI Building Systems, Inc.[1,2]	288,800	4,707,440
Quanex Building Products Corp.	416,925	3,906,587
Trex Co., Inc.[1,2]	182,656	3,006,518
Universal Forest Products, Inc.[1]	185,800	4,999,878

		45,780,117

Commercial Services & Supplies—5.4%
Acco Brands Corp.[2]	237,000	817,650
Administaff, Inc.	324,500	7,035,160
Advisory Board Co. (The)[2]	11,900	265,370
American Ecology Corp.	178,400	3,609,032
American Reprographics Co.[2]	291,515	2,011,454
AMREP Corp.[1,2]	10,173	318,211
ATC Technology Corp.[2]	148,160	2,167,581
Bowne & Co., Inc.	248,900	1,463,532
Brink’s Co. (The)	58,400	1,569,792
Casella Waste Systems, Inc., Cl. A2	64,200	261,936
CBIZ, Inc.[1,2]	526,890	4,557,599
CDI Corp.	279,150	3,612,201
Cenveo, Inc.[1,2]	233,900	1,040,855
Clean Harbors, Inc.[2]	21,630	1,372,207
Comfort Systems USA, Inc.	502,700	5,358,782
COMSYS IT Partners, Inc.[2]	58,900	131,936
Consolidated Graphics, Inc.[2]	167,422	3,790,434
Copart, Inc.[2]	11,800	320,842
Cornell Corrections, Inc.[2]	150,900	2,805,231
Corporate Executive Board Co. (The)	138,400	3,053,104
CoStar Group, Inc.[2]	99,000	3,261,060
Courier Corp.	25,958	464,648
CRA International, Inc.[1,2]	124,603	3,355,559
Deluxe Corp.	721,200	10,789,152
EnergySolutions, Inc.	229,430	1,296,280
Ennis, Inc.[1]	112,230	1,359,105
Equifax, Inc.	42,600	1,129,752
Exponent, Inc.[2]	191,300	5,754,304
First Advantage Corp., Cl. A2	76,600	1,083,890
G&K Services, Inc., Cl. A	133,200	2,693,304
Heidrick & Struggles International, Inc.[1]	154,092	3,319,142
Hill International, Inc.[2]	238,316	1,677,745
HNI Corp.[1]	426,900	6,762,096
Hudson Highland Group, Inc.[1,2]	183,900	616,065
ICF International, Inc.[1,2]	102,500	2,518,425
Interface, Inc., Cl. A	747,200	3,467,008
Kelly Services, Inc., Cl. A	218,257	2,839,524
F21 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Commercial Services & Supplies Continued
Kforce, Inc.[2]	127,800	$981,504
Kimball International, Inc., Cl. B	130,513	1,123,717
Knoll, Inc.	357,000	3,220,140
Korn-Ferry International[2]	595,200	6,797,184
M&F Worldwide Corp.[2]	20,497	316,679
Manpower, Inc.	64,080	2,178,079
McGrath Rentcorp	74,500	1,591,320
Metalico, Inc.[1,2]	232,000	359,600
Miller (Herman), Inc.	589,060	7,675,452
Monster Worldwide, Inc.[1,2]	719,234	8,695,539
MPS Group, Inc.[1,2]	1,187,600	8,942,628
On Assignment, Inc.[2]	205,036	1,162,554
PRG-Schultz International, Inc.[2]	8,800	35,904
R.R. Donnelley & Sons Co.	195,200	2,650,816
Resources Connection, Inc.[2]	464,595	7,610,066
Schawk, Inc.	158,082	1,811,620
School Specialty, Inc.[1,2]	129,900	2,483,688
Spherion Corp.[2]	306,620	677,630
Standard Parking Corp.[2]	36,000	696,240
Standard Register Co. (The)	253,362	2,262,523
Steelcase, Inc., Cl. A	1,075,400	6,043,748
Sykes Enterprises, Inc.[2]	133,800	2,558,256
Team, Inc.[1,2]	109,287	3,027,250
TrueBlue, Inc.[2]	614,800	5,883,636
United Stationers, Inc.[1,2]	143,627	4,810,068
Viad Corp.[1]	249,570	6,174,362
Waste Services, Inc.[2]	76,938	506,252

		188,226,423

Construction & Engineering—1.9%
Baker (Michael) Corp.[2]	85,850	3,168,724
Chicago Bridge & Iron Co. NV	465,400	4,677,270
Dycom Industries, Inc.[2]	601,502	4,944,346
EMCOR Group, Inc.[1,2]	668,180	14,987,277
Fluor Corp.[1]	39,200	1,758,904
Furmanite Corp.[2]	45,300	244,167
Granite Construction, Inc.	132,364	5,814,751
Insituform Technologies, Inc., Cl. A1,2	224,270	4,415,876
Integrated Electrical Services, Inc.[1,2]	96,600	846,216
KBR, Inc.	7,295	110,884
Layne Christensen Co.[2]	23,370	561,114
MasTec, Inc.[2]	535,400	6,199,932
Northwest Pipe Co.[1,2]	85,700	3,651,677
Orion Marine Group, Inc.[2]	7,000	67,620
Perini Corp.[2]	463,246	10,830,691
Pike Electric Corp.[2]	202,150	2,486,445
Shaw Group, Inc. (The)[2]	95,300	1,950,791

		66,716,685

Electrical Equipment—2.0%
Acuity Brands, Inc.[1]	317,900	11,097,889
Advanced Battery Technologies, Inc.[1,2]	43,300	115,178
AZZ, Inc.[1,2]	135,100	3,391,010
Baldor Electric Co.[1]	471,460	8,415,561
F22 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Electrical Equipment Continued
Belden, Inc.	493,820	$10,310,962
Brady Corp., Cl. A	76,200	1,824,990
C&D Technologies, Inc.[1,2]	117,210	366,867
Day4 Energy, Inc., Legend Shares[2]	522,900	373,899
Encore Wire Corp.[1]	257,754	4,887,016
EnerSys, Inc.[2]	70,585	776,435
FuelCell Energy, Inc.[2]	42,300	164,124
Fushi Copperweld, Inc.[2]	13,100	69,037
GrafTech International Ltd.[2]	1,338,600	11,137,152
Hubbell, Inc., Cl. B	23,000	751,640
II-VI, Inc.[2]	29,600	565,064
LSI Industries, Inc.	85,300	586,011
Plug Power, Inc.[2]	26,400	26,928
Polypore International, Inc.[2]	32,092	242,616
Powell Industries, Inc.[2]	111,100	3,224,122
Regal-Beloit Corp.	8,760	332,792
Rockwell Automation, Inc.	42,900	1,383,096
Smith (A.O.) Corp.	249,230	7,357,270
Valence Technology, Inc.[1,2]	298,700	543,634
Vicor Corp.	99,463	657,450
Woodward Governor Co.	71,002	1,634,466

		70,235,209

Industrial Conglomerates—0.2%
McDermott International, Inc.[2]	35,700	352,716
Raven Industries, Inc.[1]	117,800	2,838,980
Standex International Corp.	62,663	1,243,234
Tredegar Corp.	255,785	4,650,171

		9,085,101

Machinery—5.3%
3D Systems Corp.[2]	3,800	30,172
Actuant Corp., Cl. A	378,401	7,197,187
AGCO Corp.[2]	12,200	287,798
Albany International Corp., Cl. A	12,500	160,500
Altra Holdings, Inc.[2]	185,384	1,466,387
American Railcar Industries, Inc.[1]	18,000	189,540
Ampco-Pittsburgh Corp.	151,100	3,278,870
Astec Industries, Inc.[1,2]	8,550	267,872
Badger Meter, Inc.[1]	155,600	4,515,512
Barnes Group, Inc.[1]	451,700	6,549,650
Blount International, Inc.[2]	406,900	3,857,412
Briggs & Stratton Corp.[1]	192,200	3,380,798
Bucyrus International, Inc., Cl. A	103,900	1,924,228
Cascade Corp.[1]	28,700	856,982
Chart Industries, Inc.[2]	358,288	3,808,601
CIRCOR International, Inc.[1]	206,874	5,689,035
Colfax Corp.[1,2]	66,325	689,117
Columbus McKinnon Corp.[2]	247,094	3,372,833
Commercial Vehicle Group, Inc.[2]	22,400	20,832
Crane Co.	215,900	3,722,116
Cummins, Inc.[1]	99,500	2,659,635
Dover Corp.	75,000	2,469,000
Dynamic Materials Corp.	31,571	609,636
EnPro Industries, Inc.[2]	310,880	6,696,355
Federal Signal Corp.	501,194	4,114,803
Flowserve Corp.	6,800	350,200
Gardner Denver, Inc.[2]	488,460	11,400,656
F23 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Machinery Continued
Gorman-Rupp Co. (The)[1]	173,413	$5,396,613
Graco, Inc.	164,400	3,901,212
Graham Corp.[1]	75,000	811,500
Greenbrier Cos., Inc.[1]	36,800	252,816
Harsco Corp.	68,700	1,901,616
Hurco Cos., Inc.[1,2]	31,414	376,968
IDEX Corp.	41,500	1,002,225
Ingersoll-Rand Co. Ltd., Cl. A	251,700	4,366,995
John Bean Technologies Corp.	90,074	735,905
Joy Global, Inc.	37,100	849,219
K-Tron International, Inc.[2]	5,750	459,425
Kadant, Inc.[2]	183,100	2,468,188
Kennametal, Inc.	276,268	6,130,387
L.B. Foster Co., Cl. A2	66,900	2,092,632
Lincoln Electric Holdings, Inc.[1]	24,600	1,252,878
Lydall, Inc.[2]	99,720	573,390
Manitowoc Co., Inc. (The)	563,952	4,883,824
McCoy Corp., Legend Shares[3]	315,600	350,177
Met-Pro Corp.	12,384	164,955
Mueller Industries, Inc.	333,100	8,354,148
Mueller Water Products, Inc., Cl. A1	547,687	4,600,571
NACCO Industries, Inc., Cl. A	18,800	703,308
Navistar International Corp.[2]	56,400	1,205,832
NN, Inc.	74,530	170,674
Nordson Corp.[1]	15,400	497,266
Oshkosh Corp.[1]	832,930	7,404,748
Parker-Hannifin Corp.	28,200	1,199,628
RBC Bearings, Inc.[2]	24,429	495,420
Robbins & Myers, Inc.	269,951	4,365,108
Sauer-Danfoss, Inc.	112,721	986,309
Sun Hydraulics Corp.[1]	189,690	3,573,760
Tecumseh Products Co., Cl. A2	234,700	2,248,426
Tennant Co.	64,308	990,343
Terex Corp.[2]	117,300	2,031,636
Thermadyne Holdings Corp.[2]	35,396	243,171
Timken Co.	439,646	8,630,251
Titan International, Inc.[1]	524,949	4,330,829
Toro Co. (The)[1]	325,660	10,746,780
TriMas Corp.[2]	4,000	5,520
Trinity Industries, Inc.[1]	183,000	2,884,080
Twin Disc, Inc.	26,900	185,341
Wabash National Corp.	234,217	1,053,977
Watts Water Technologies, Inc., Cl. A	8,910	222,483
Xerium Technologies, Inc.[2]	209,197	138,070

		184,804,331
Marine—0.4%
Alexander & Baldwin, Inc.[1]	16,500	413,490
American Commercial Lines, Inc.[1,2]	416,480	2,040,752
Excel Maritime Carriers Ltd.[1]	104,600	736,384
Genco Shipping & Trading Ltd.[1]	288,410	4,268,468
Horizon Lines, Inc., Cl. A1	69,404	242,220
Kirby Corp.[2]	52,800	1,444,608
F24 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Marine Continued
Safe Bulkers, Inc.[1]	323,300	$2,159,644
Star Bulk Carriers Corp.[1]	339,302	872,006
TBS International Ltd., Cl. A1,2	304,100	3,050,123
Ultrapetrol Ltd. (Bahamas)[2]	15,200	48,488

		15,276,183

Road & Rail—0.8%
Amerco[2]	22,028	760,627
Arkansas Best Corp.[1]	300,600	9,051,066
Avis Budget Group, Inc.[2]	1,356,700	949,690
Celadon Group, Inc.[2]	82,100	700,313
Hertz Global Holdings, Inc.[1,2]	409,600	2,076,672
Marten Transport Ltd.[2]	205,206	3,890,706
Werner Enterprises, Inc.[1]	464,900	8,061,366
YRC Worldwide, Inc.[1,2]	748,900	2,149,343

		27,639,783

Trading Companies & Distributors—1.2%
Applied Industrial Technologies, Inc.	375,000	7,095,000
Beacon Roofing Supply, Inc.[1,2]	219,000	3,039,720
BlueLinx Holdings, Inc.[2]	22,100	41,769
DXP Enterprises, Inc.[2]	37,600	549,336
GATX Corp.[1]	118,654	3,674,714
H&E Equipment Services, Inc.[2]	150,536	1,160,633
Houston Wire & Cable Co.[1]	235,829	2,195,568
Interline Brands, Inc.[2]	58,396	620,749
MSC Industrial Direct Co., Inc., Cl. A1	35,800	1,318,514
RSC Holdings, Inc.[1,2]	69,800	594,696
Rush Enterprises, Inc., Cl. A2	314,582	2,695,968
TAL International Group, Inc.	55,189	778,165
Textainer Group Holdings Ltd.[1]	72,748	771,129
United Rentals, Inc.[1,2]	870,687	7,940,665
Watsco, Inc.[1]	17,500	672,000
WESCO International, Inc.[2]	521,000	10,018,830

		43,167,456

Transportation Infrastructure—0.0%
CAI International, Inc.[2]	206,400	654,288
Information Technology—21.2%
Communications Equipment—3.2%
3Com Corp.[2]	1,889,772	4,308,680
Acme Packet, Inc.[1,2]	155,300	816,878
ADTRAN, Inc.	348,000	5,178,240
Avocent Corp.[2]	569,720	10,203,685
Bel Fuse, Inc., Cl. A	36,200	653,048
BigBand Networks, Inc.[2]	113,504	626,542
Black Box Corp.	94,770	2,475,392
Brocade Communications Systems, Inc.[2]	2,069,800	5,795,440
Ciena Corp.[1,2]	694,500	4,653,150
CommScope, Inc.[2]	327,400	5,087,796
Comtech Telecommunications Corp.[2]	36,500	1,672,430
DG Fastchannel, Inc.[2]	7,800	97,344
F25 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Communications Equipment Continued
Digi International, Inc.[2]	87,654	$710,874
EchoStar Holding Corp.[1,2]	52,000	773,240
EMS Technologies, Inc.[2]	128,400	3,321,708
Emulex Corp.[2]	1,105,000	7,712,900
Extreme Networks, Inc.[2]	125,514	293,703
F5 Networks, Inc.[2]	50,500	1,154,430
Finisar Corp.[2]	582,300	221,274
Harris Stratex Networks, Inc., Cl. A2	61,803	318,903
Hughes Communications, Inc.[2]	25,200	401,688
InterDigital, Inc.[1,2]	268,313	7,378,608
Ixia[2]	366,291	2,117,162
JDS Uniphase Corp.[2]	2,084,079	7,606,888
Loral Space & Communications Ltd.[2]	2,200	31,966
Netgear, Inc.[2]	85,300	973,273
Oplink Communications, Inc.[2]	40,338	346,907
ParkerVision, Inc.[1,2]	95,500	235,885
Performance Technologies, Inc.[2]	20,200	67,468
Plantronics, Inc.	685,400	9,047,280
Polycom, Inc.[2]	192,500	2,600,675
Powerwave Technologies, Inc.[1,2]	1,416,431	708,216
SeaChange International, Inc.[2]	197,162	1,421,538
ShoreTel, Inc.[1,2]	84,300	378,507
Sonus Networks, Inc.[2]	193,100	305,098
Starent Networks Corp.[2]	46,600	555,938
Symmetricom, Inc.[2]	30,500	120,475
Tekelec, Inc.[2]	475,300	6,340,502
Tellabs, Inc.[2]	2,274,234	9,369,844
UTStarcom, Inc.[2]	714,822	1,322,421
ViaSat, Inc.[2]	132,333	3,186,579

		110,592,575

Computers & Peripherals—1.6%
3PAR, Inc.[2]	158,800	1,211,644
Adaptec, Inc.[2]	725,890	2,395,437
Avid Technology, Inc.[1,2]	263,800	2,878,058
Compellent Technologies, Inc.[2]	19,800	192,654
Electronics for Imaging, Inc.[2]	424,742	4,060,534
Hutchinson Technology, Inc.[1,2]	92,230	320,960
Hypercom Corp.[2]	11,700	12,636
Imation Corp.	258,254	3,504,507
Intermec, Inc.[2]	74,439	988,550
Lexmark International, Inc., Cl. A1,2	71,800	1,931,420
NCR Corp.[2]	112,200	1,586,508
NetApp, Inc.[2]	29,500	412,115
Netezza Corp.[2]	285,275	1,894,226
Palm, Inc.[1,2]	329,600	1,011,872
QLogic Corp.[2]	1,001,000	13,453,440
Rackable Systems, Inc.[2]	59,700	235,218
Seagate Technology	523,200	2,317,776
STEC, Inc.[1,2]	527,840	2,248,598
Stratasys, Inc.[1,2]	25,800	277,350
Sun Microsystems, Inc.[2]	359,900	1,374,818
Synaptics, Inc.[2]	461,800	7,647,408
Teradata Corp.[2]	56,200	833,446
Western Digital Corp.[2]	395,900	4,533,055
F26 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Computers & Peripherals Continued
Xyratex Ltd.[2]	87,300	$257,535

		55,579,765

Electronic Equipment & Instruments—3.1%
Acacia Research Corp.[2]	100,400	305,216
Agilent Technologies, Inc.[2]	126,100	1,970,943
Agilysys, Inc.	28,100	120,549
Amphenol Corp., Cl. A	90,400	2,167,792
Anixter International, Inc.[1,2]	94,083	2,833,780
Arrow Electronics, Inc.[2]	285,100	5,371,284
Avnet, Inc.[2]	60,600	1,103,526
Benchmark Electronics, Inc.[2]	804,140	10,268,868
Brightpoint, Inc.[2]	333,400	1,450,290
Cogent, Inc.[1,2]	141,900	1,925,583
Cognex Corp.	214,500	3,174,600
Coherent, Inc.[2]	152,400	3,270,504
CPI International, Inc.[2]	500	4,330
CTS Corp.	396,198	2,183,051
Daktronics, Inc.[1]	104,600	979,056
DTS, Inc.[1,2]	176,850	3,245,198
Electro Rent Corp.	3,100	34,596
Electro Scientific Industries, Inc.[1,2]	156,200	1,060,598
Gerber Scientific, Inc.[2]	59,400	303,534
Ingram Micro, Inc., Cl. A2	137,600	1,842,464
Insight Enterprises, Inc.[2]	307,400	2,121,060
Itron, Inc.[1,2]	14,700	936,978
Jabil Circuit, Inc.	112,420	758,835
L-1 Identity Solutions, Inc.[2]	16,070	108,312
Littlefuse, Inc.[1,2]	181,237	3,008,534
Measurement Specialties, Inc.[2]	1,600	11,120
Methode Electronics, Inc.	441,438	2,975,292
Molex, Inc.[1]	117,300	1,699,677
MTS Systems Corp.	115,300	3,071,592
Multi-Fineline Electronix, Inc.[2]	244,997	2,864,015
NAM TAI Electronics, Inc.	94,200	518,100
National Instruments Corp.	30,400	740,544
Newport Corp.[1,2]	162,610	1,102,496
OSI Systems, Inc.[2]	104,200	1,443,170
Park Electrochemical Corp.	139,400	2,643,024
PC Connection, Inc.[2]	44,083	225,705
Plexus Corp.[2]	360,700	6,113,865
RadiSys Corp.[2]	5,400	29,862
Rofin-Sinar Technologies, Inc.[2]	325,500	6,698,790
Rogers Corp.[1,2]	109,900	3,051,923
Sanmina-SCI Corp.[2]	2,149,800	1,010,406
ScanSource, Inc.[2]	150,712	2,904,220
SYNNEX Corp.[1,2]	345,850	3,918,481
Tech Data Corp.[2]	326,472	5,824,260
Technitrol, Inc.[1]	349,703	1,216,966
Trimble Navigation Ltd.[1,2]	91,300	1,972,993
TTM Technologies, Inc.[1,2]	538,100	2,803,501
Universal Display Corp.[2]	15,109	142,780
F27 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Electronic Equipment & Instruments Continued
Vishay Intertechnology, Inc.[2]	1,825,638	$6,243,682
Zygo Corp.[2]	9,310	64,332

		109,840,277

Internet Software & Services—2.1%
Akamai Technologies, Inc.[1,2]	40,700	614,163
Art Technology Group, Inc.[2]	314,100	606,213
AsiaInfo Holdings, Inc.[2]	343,000	4,061,120
Digital River, Inc.[2]	368,494	9,138,651
EarthLink, Inc.[1,2]	732,926	4,954,580
Imergent, Inc.[1]	78,400	325,360
Interwoven, Inc.[2]	147,200	1,854,720
j2 Global Communications, Inc.[1,2]	500,568	10,031,383
Knot, Inc. (The)[2]	75,300	626,496
Limelight Networks, Inc.[2]	8,800	21,560
LoopNet, Inc.[1,2]	199,900	1,363,318
Marchex, Inc., Cl. B	214,680	1,251,584
ModusLink Global Solutions, Inc.[1,2]	186,984	540,384
Move, Inc.[2]	69,323	110,917
National Information Consortium, Inc.[1]	231,400	1,064,440
NaviSite, Inc.[2]	72,500	29,000
Open Text Corp.[1,2]	305,100	9,192,663
Perficient, Inc.[2]	39,400	188,332
RealNetworks, Inc.[2]	255,100	900,503
S1 Corp.[2]	661,760	5,221,286
Sohu.com, Inc.[2]	28,800	1,363,392
SonicWALL, Inc.[2]	382,287	1,521,502
SoundBite Communications, Inc.[1,2]	110,000	141,900
Switch & Data Facilities Co.[1,2]	56,908	420,550
TheStreet.com, Inc.[1]	99,920	289,768
United Online, Inc.	626,558	3,803,207
ValueClick, Inc.[2]	843,361	5,768,589
VeriSign, Inc.[2]	57,400	1,095,192
Vignette Corp.[2]	315,700	2,970,737
VistaPrint Ltd.[2]	73,036	1,359,200
Vocus, Inc.[2]	99,000	1,802,790
Zix Corp.[1,2]	77,600	92,344

		72,725,844

IT Services—2.1%
Acxiom Corp.	907,088	7,356,484
Cass Information Systems, Inc.	1,000	30,460
CIBER, Inc.[2]	802,630	3,860,650
Computer Sciences Corp.[1,2]	55,060	1,934,808
Convergys Corp.[1,2]	1,323,596	8,484,250
CSG Systems International, Inc.[2]	417,226	7,288,938
DST Systems, Inc.[1,2]	19,400	736,812
Euronet Worldwide, Inc.[1,2]	61,280	711,461
Exlservice Holdings, Inc.[2]	74,800	641,036
Forrester Research, Inc.[2]	110,700	3,122,847
Gartner, Inc.[1,2]	148,100	2,640,623
Global Cash Access, Inc.[2]	327,538	727,134
Hackett Group, Inc. (The)[2]	22,800	66,576
Heartland Payment Systems, Inc.[1]	77,400	1,354,500
Hewitt Associates, Inc.[2]	56,700	1,609,146
F28 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

IT Services Continued
iGate Corp.[2]	183,394	$1,193,895
infoGROUP, Inc.	93,200	441,768
Integral Systems, Inc.[2]	210,518	2,536,742
Mastech Holdings, Inc.[2]	3,280	7,806
Maximus, Inc.	32,500	1,141,075
NCI, Inc., Cl. A2	41,100	1,238,343
Ness Technologies, Inc.[2]	113,400	485,352
NeuStar, Inc., Cl. A2	246,613	4,717,707
Online Resources & Communications Corp.[2]	6,300	29,862
Perot Systems Corp., Cl. A2	521,050	7,122,754
RightNow Technologies, Inc.[2]	264,328	2,043,255
Sapient Corp.[2]	1,025,800	4,554,552
Syntel, Inc.	33,233	768,347
TeleTech Holdings, Inc.[2]	479,089	4,000,393
TNS, Inc.[2]	2,600	24,414
Total System Services, Inc.	63,700	891,800
Unisys Corp.[2]	1,469,700	1,249,245
Wright Express Corp.[2]	55,710	701,946

		73,714,981
Office Electronics—0.2%
Xerox Corp.	240,700	1,918,379
Zebra Technologies Corp., Cl. A2	275,500	5,581,630

		7,500,009
Semiconductors & Semiconductor Equipment—5.6%
Actel Corp.[2]	271,800	3,185,496
Advanced Analogic Technologies, Inc.[2]	14,000	42,280
Advanced Energy Industries, Inc.[2]	404,156	4,021,352
Advanced Micro Devices, Inc.[1,2]	145,000	313,200
Amkor Technology, Inc.[1,2]	2,132,310	4,648,436
Analog Devices, Inc.	122,000	2,320,440
Applied Micro Circuits Corp.[2]	484,548	1,904,274
Atheros Communications, Inc.[1,2]	146,250	2,092,838
Atmel Corp.[2]	3,384,200	10,592,546
ATMI, Inc.[2]	296,641	4,577,171
Broadcom Corp., Cl. A2	133,700	2,268,889
Brooks Automation, Inc.[2]	565,756	3,287,042
Cabot Microelectronics Corp.[1,2]	208,900	5,446,023
Cirrus Logic, Inc.[2]	617,511	1,654,929
Cohu, Inc.	111,600	1,355,940
Conexant Systems, Inc.[2]	113,800	77,953
Cymer, Inc.[1,2]	202,400	4,434,584
DSP Group, Inc.[2]	103,202	827,680
Entegris, Inc.[2]	1,667,560	3,651,956
Exar Corp.[2]	220,400	1,470,068
Fairchild Semiconductor International, Inc., Cl. A2	1,503,318	7,351,225
FEI Co.[2]	87,500	1,650,250
Integrated Device Technology, Inc.[2]	1,754,600	9,843,306
Intellon Corp.[2]	109,300	274,343
International Rectifier Corp.[2]	203,900	2,752,650
Intersil Corp., Cl. A	444,300	4,083,117
IXYS Corp.	114,967	949,627
KLA-Tencor Corp.	53,900	1,174,481
F29 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Semiconductors & Semiconductor Equipment Continued
Kulicke & Soffa Industries, Inc.[1,2]	120,900	$205,530
Lattice Semiconductor Corp.[2]	1,156,328	1,746,055
LSI Corp.[2]	1,082,700	3,562,083
Marvell Technology Group Ltd.[2]	318,300	2,123,061
Mattson Technology, Inc.[2]	65,631	92,540
MEMC Electronic Materials, Inc.[2]	88,000	1,256,640
Micrel, Inc.	697,200	5,096,532
Microtune, Inc.[2]	96,000	195,840
MKS Instruments, Inc.[2]	548,900	8,118,231
Monolithic Power Systems, Inc.[2]	343,900	4,336,579
National Semiconductor Corp.	77,800	783,446
Netlogic Microsystems, Inc.[2]	180,168	3,965,498
Novellus Systems, Inc.[2]	385,700	4,759,538
NVIDIA Corp.[2]	168,658	1,361,070
OmniVision Technologies, Inc.[2]	397,558	2,087,180
ON Semiconductor Corp.[2]	388,472	1,320,805
Pericom Semiconductor Corp.[2]	411,092	2,252,784
PMC-Sierra, Inc.[2]	1,557,000	7,567,020
RF Micro Devices, Inc.[1,2]	1,590,800	1,240,824
Rudolph Technologies, Inc.[2]	32,100	113,313
Semtech Corp.[2]	672,220	7,575,919
Silicon Image, Inc.[2]	1,008,335	4,235,007
Silicon Laboratories, Inc.[1,2]	329,000	8,152,620
Silicon Storage Technology, Inc.[2]	352,600	807,454
Skyworks Solutions, Inc.[1,2]	1,310,080	7,257,843
Spansion, Inc., Cl. A2	60,600	11,472
Standard Microsystems Corp.[1,2]	154,000	2,516,360
Supertex, Inc.[2]	114,300	2,744,343
Techwell, Inc.[2]	37,100	241,150
Teradyne, Inc.[2]	1,776,949	7,498,725
Tessera Technologies, Inc.[2]	26,000	308,880
TriQuint Semiconductor, Inc.[2]	432,800	1,488,832
Ultra Clean Holdings, Inc.[2]	25,300	50,853
Ultratech, Inc.[2]	264,519	3,163,647
Varian Semiconductor Equipment Associates, Inc.[1,2]	216,900	3,930,228
Veeco Instruments, Inc.[1,2]	412,700	2,616,518
Verigy Ltd.[2]	285,200	2,743,624
Volterra Semiconductor Corp.[1,2]	347,900	2,487,485
Zoran Corp.[2]	219,070	1,496,248

		197,763,873

Software—3.3%
Actuate Corp.[1,2]	13,818	40,901
Advent Software, Inc.[1,2]	39,300	784,821
ArcSight, Inc.[2]	9,900	79,299
Aspen Technology, Inc.[2]	572,190	4,245,650
Autodesk, Inc.[2]	103,000	2,023,950
Blackbaud, Inc.	42,400	572,400
Bottomline Technologies, Inc.[2]	54,070	383,897
F30 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Software Continued
Cadence Design Systems, Inc.[2]	1,568,684	$5,741,383
Commvault Systems, Inc.[2]	37,160	498,316
Compuware Corp.[2]	369,400	2,493,450
DemandTec, Inc.[2]	16,030	129,362
Double-Take Software, Inc.[2]	33,800	303,186
EPIQ Systems, Inc.[1,2]	159,150	2,659,397
FactSet Research Systems, Inc.[1]	19,200	849,408
Fair Isaac Corp.[1]	588,200	9,917,052
FalconStor Software, Inc.[2]	76,722	213,287
Henry (Jack) & Associates, Inc.	47,800	927,798
i2 Technologies, Inc.[1,2]	34,700	221,733
Interactive Intelligence, Inc.[1,2]	76,500	490,365
JDA Software Group, Inc.[2]	320,700	4,210,791
Kenexa Corp.[2]	130,552	1,041,805
Lawson Software, Inc.[2]	179,200	849,408
Manhattan Associates, Inc.[1,2]	272,000	4,300,320
Mentor Graphics Corp.[1,2]	514,500	2,659,965
MICROS Systems, Inc.[2]	99,700	1,627,104
MicroStrategy, Inc., Cl. A2	95,429	3,543,279
MSC.Software Corp.[2]	64,800	432,864
Net 1 UEPS Technologies, Inc.[2]	449,500	6,158,150
NetScout Systems, Inc.[2]	159,900	1,378,338
Nuance Communications, Inc.[2]	23,700	245,532
Parametric Technology Corp.[2]	681,650	8,622,873
Pegasystems, Inc.[1]	51,400	635,304
Phoenix Technologies Ltd.[2]	23,400	81,900
Progress Software Corp.[2]	170,950	3,292,497
PROS Holdings, Inc.[2]	19,725	113,419
Quest Software, Inc.[2]	636,600	8,014,794
Radiant Systems, Inc.[2]	207,500	699,275
Renaissance Learning, Inc.	2,100	18,879
Smith Micro Software, Inc.[2]	89,300	496,508
Solera Holdings, Inc.[2]	17,200	414,520
SPSS, Inc.[1,2]	126,700	3,415,832
Sybase, Inc.[2]	70,700	1,751,239
Symyx Technologies, Inc.[2]	42,100	250,074
Synchronoss Technologies, Inc.[1,2]	131,900	1,406,054
Synopsys, Inc.[2]	52,300	968,596
Take-Two Interactive Software, Inc.	413,800	3,128,328
Taleo Corp., Cl. A2	164,790	1,290,306
The9 Ltd., ADR[1,2]	15,657	208,551
TIBCO Software, Inc.[2]	2,041,300	10,594,347
Tyler Technologies, Inc.[1,2]	241,100	2,888,378
Ultimate Software Group, Inc. (The)[1,2]	43,800	639,480
Wind River Systems, Inc.[2]	815,234	7,361,563

		115,315,928

Materials—5.6%
Chemicals—2.7%
American Vanguard Corp.	38,100	445,770
Arch Chemicals, Inc.	1,800	46,926
Ashland, Inc.	667,881	7,019,429
Balchem Corp.	60,900	1,517,019
F31 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Chemicals Continued
Cabot Corp.	47,714	$730,024
Calgon Carbon Corp.[2]	169,744	2,607,268
Celanese Corp., Series A	25,800	320,694
CF Industries Holdings, Inc.	34,200	1,681,272
Chemtura Corp.	2,442,157	3,419,020
Cytec Industries, Inc.	90,300	1,916,166
Eastman Chemical Co.	26,000	824,460
Ferro Corp.	443,400	3,125,970
Fuller (H.B.) Co.[1]	425,251	6,850,794
GenTek, Inc.[1,2]	14,600	219,730
ICO, Inc.[1,2]	201,300	636,108
Innophos Holdings, Inc.	208,980	4,139,894
Innospec, Inc.	216,433	1,274,790
Koppers Holdings, Inc.	282,800	6,114,136
Landec Corp.[2]	123,200	810,656
LSB Industries, Inc.[2]	108,590	903,469
Minerals Technologies, Inc.	103,400	4,229,060
NewMarket Corp.[1]	104,460	3,646,699
NOVA Chemicals Corp.	565,700	2,698,389
Olin Corp.	407,800	7,373,024
OM Group, Inc.[1,2]	203,910	4,304,540
Penford Corp.[1]	9,400	95,128
PolyOne Corp.[2]	854,500	2,691,675
Quaker Chemical Corp.	91,400	1,503,530
Rockwood Holdings, Inc.[2]	199,100	2,150,280
Schulman (A.), Inc.	230,429	3,917,293
ShengdaTech, Inc.[1,2]	34,448	121,257
Spartech Corp.	230,871	1,445,252
Stepan Co.[1]	60,500	2,842,895
Terra Industries, Inc.	187,154	3,119,857
Valhi, Inc.	6,700	71,690
Valspar Corp. (The)	211,393	3,824,099
W.R. Grace & Co.[2]	50,400	300,888
Zep, Inc.[1]	228,675	4,415,714
Zoltek Cos., Inc.[1,2]	136,300	1,225,337

		94,580,202

Construction Materials—0.1%
Headwaters, Inc.[1,2]	545,758	3,683,867
Containers & Packaging—0.4%
Myers Industries, Inc.	244,407	1,955,256
Packaging Corp. of America	8,800	118,448
Rock-Tenn Co., Cl. A	125,400	4,286,172
Sealed Air Corp.	49,400	738,036
Smurfit-Stone Container Corp.[2]	1,475,946	376,366
Sonoco Products Co.	56,300	1,303,908
Temple-Inland, Inc.[1]	1,342,828	6,445,574

		15,223,760

Metals & Mining—1.9%
A. M. Castle & Co.	196,502	2,128,117
AK Steel Holding Corp.	654,600	6,100,872
Allegheny Technologies, Inc.	48,900	1,248,417
Amerigo Resources Ltd.	757,900	236,707
Brush Engineered Materials, Inc.[2]	171,884	2,186,364
Carpenter Technology Corp.	440,364	9,045,077
Century Aluminum Co.[1,2]	586,586	5,865,860
Farallon Resources Ltd.[2]	1,036,200	127,747
General Steel Holdings, Inc.[1,2]	82,100	323,474
Haynes International, Inc.[2]	109,911	2,706,009
F32 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Metals & Mining Continued
Hecla Mining Co.[1,2]	778,400	$2,179,520
Kaiser Aluminum Corp.	67,017	1,509,223
Olympic Steel, Inc.	152,277	3,101,882
Redcorp Ventures Ltd., Legend Shares[2,3]	4,502,900	148,036
Reliance Steel & Aluminum Co.	178,400	3,557,296
RTI International Metals, Inc.[1,2]	356,675	5,104,019
Schnitzer Steel Industries, Inc.[1]	277,900	10,462,935
Sims Metal Management Ltd., Sponsored ADR	382,940	4,756,115
Stillwater Mining Co.[2]	150,945	745,668
Sutor Technology Group Ltd.[2]	8,600	19,866
United States Steel Corp.	32,700	1,216,440
Universal Stainless & Alloy Products, Inc.[1,2]	30,100	436,149
Worthington Industries, Inc.	327,120	3,604,862
Yamana Gold, Inc.	51,405	399,258

		67,209,913

Paper & Forest Products—0.5%
Buckeye Technologies, Inc.[2]	272,668	992,512
Clearwater Paper Corp.[2]	23,757	199,321
Deltic Timber Corp.	19,400	887,550
Domtar Corp.[2]	1,211,800	2,023,706
Glatfelter	308,400	2,868,120
International Paper Co.	156,900	1,851,420
Louisiana-Pacific Corp.	481,413	751,004
MeadWestvaco Corp.	44,700	500,193
Mercer International, Inc.[2]	76,300	146,496
Neenah Paper, Inc.	72,769	643,278
Schweitzer-Mauduit International, Inc.	74,480	1,491,090
Verso Paper Corp.	22,900	23,587
Wausau Paper Corp.	424,216	4,853,031

		17,231,308

Telecommunication Services—2.0%
Diversified Telecommunication Services—1.4%
Alaska Communications Systems Group, Inc.[1]	180,925	1,697,077
Atlantic Tele-Network, Inc.	95,385	2,532,472
Cbeyond, Inc.[1,2]	124,838	1,994,911
Cincinnati Bell, Inc.[2]	2,520,520	4,864,604
Cogent Communications Group, Inc.[1,2]	223,435	1,459,031
Embarq Corp.	113,500	4,081,460
General Communication, Inc., Cl. A2	93,700	758,033
Global Crossing Ltd.[2]	119,680	950,259
Iowa Telecommunications Services, Inc.[1]	281,100	4,014,108
NTELOS Holdings Corp.	368,600	9,089,676
PAETEC Holding Corp.[2]	59,400	85,536
Premiere Global Services, Inc.[2]	932,580	8,029,514
Qwest Communications International, Inc.[1]	498,200	1,813,448
tw telecom, Inc.[2]	893,600	7,568,792

		48,938,921

Wireless Telecommunication Services—0.6%
Centennial Communications Corp.[2]	1,107,300	8,924,838
F33 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Wireless Telecommunication Services Continued
ICO Global Communication Holdings Ltd.[2]	49,000	$55,370
iPCS, Inc.[2]	104,954	719,984
NII Holdings, Inc.[2]	48,800	887,184
Syniverse Holdings, Inc.[2]	397,065	4,740,956
Telephone & Data Systems, Inc.	37,300	1,184,275
United States Cellular Corp.[2]	38,230	1,653,065
USA Mobility, Inc.	192,867	2,231,471

		20,397,143

Utilities—0.5%
Energy Traders—0.1%
Canadian Hydro Developers, Inc., Legend Shares[2]	306,000	749,470
Mirant Corp.[2]	60,800	1,147,296

		1,896,766

Gas Utilities—0.1%
Laclede Group, Inc. (The)	29,100	1,363,044
Northwest Natural Gas Co.[1]	6,400	283,072
WGL Holdings, Inc.[1]	89,900	2,938,831

		4,584,947

Multi-Utilities—0.2%
Avista Corp.	244,630	4,740,929
CH Energy Group, Inc.	57,000	2,929,230

		7,670,159

Water Utilities—0.1%
Cascal NV	289,300	1,162,989
SJW Corp.	85,500	2,559,870

		3,722,859

Total Common Stocks (Cost $4,988,842,090)		3,484,276,771

	Units	Value

Rights, Warrants and Certificates—0.0%
Redcorp Ventures Ltd. Wts., Strike Price 0.65CAD, Exp. 7/5/09[2],[4] (Cost $0)	2,251,450	$—

	Shares

Investment Companies—0.6%
Capital Southwest Corp.	1,100	118,976
Oppenheimer Institutional Money Market Fund, Cl. E, 1.96%[5,6]	22,232,547	22,232,547

Total Investment Companies (Cost $22,373,489)		22,351,523

Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned) (Cost $5,011,215,579)		3,506,628,294

	Principal
	Amount
	/Shares

Investments Purchased with Cash Collateral from Securities Loaned—18.3%[7]
American General Finance Corp., 4.34%, 1/9/09	$13,000,000	12,931,854
American Honda Finance Corp., 2.25%, 3/9/09	13,500,000	13,485,541
Beta Finance, Inc., 0.35%, 2/17/09	25,000,000	24,870,075
Carrington Mortgage Loan Trust, Series 2007-RFC1, Cl. A1, 0.52%, 1/26/09	12,060,254	11,049,071
CC USA, Inc., 0.35%, 2/13/09	25,500,000	25,380,048
Credit-Based Asset Servicing & Securitization LLC, 0.51%, 1/26/09	962,312	936,380
F34 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Principal
	Amount
	/Shares	Value

Investments Purchased with Cash Collateral from Securities Loaned Continued
Goldman Sachs Group, Inc., 0.41%, 3/27/09	$25,000,000	$24,873,475
GSAA Home Equity Trust, Series 2005-15, Cl. 2A1, 0.56%, 1/26/09	1,786,597	1,579,471
Home Equity Asset Trust, Series 2006-6, Cl. 2A1, 0.53%, 1/26/09	1,743,887	1,631,984
Jackson National Life Global Fund, 2.25%, 6/2/09	25,000,000	24,920,475
LINKS Finance LLC, 0.35%, 6/29/09	45,000,000	44,595,495
MBIA Global Funding LLC, 0.37%, 3/13/09	8,000,000	7,901,024
Merrill Lynch & Co., 0.41%, 5/8/09	30,000,000	29,619,270
Merrill Lynch & Co., 0.42%, 6/29/09	40,000,000	39,332,920
Morgan Stanley ABS Capital I, Series 2007-NC2, Cl. A2A, 0.58%, 1/26/09	9,317,982	8,406,702
Morgan Stanley ABS Capital I, Series 2007-NC4, Cl. A2A, 0.55%, 1/26/09	12,386,735	9,170,616
OFI Liquid Assets Fund, LLC, 1.71%,[5,6]	323,882,776	323,882,776
Option One Mortgage Loan Trust, Series 2007-2, Cl. SA1, 0.56%, 1/26/09	6,058,325	5,538,470
Wachovia Bank NA, 0.36%, 2/23/09	31,000,000	30,808,792

Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $649,191,510)		640,914,439
Total Investments, at Value (Cost $5,660,407,089)	118.2%	4,147,542,733
Liabilities in Excess of Other Assets	(18.2)	(639,144,259)

Net Assets	100.0%	$3,508,398,474

F35 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments
Strike price is reported in U.S. Dollars, except those denoted in the following currency:
CAD      Canadian Dollar

1.	Partial or fully-loaned security. See Note 7 of accompanying Notes.

2.	Non-income producing security.

3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,226,381 or 0.03% of the Fund’s net assets as of December 31, 2008.

4.	Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2008 was $207,940, which represents 0.01% of the Fund’’s net assets, all of which is considered restricted. See Note 6 of accompanying Notes. Information concerning restricted securities is as follows:

	Acquisition			Unrealized
Security	Dates	Cost	Value	Depreciation

Tusk Energy Corp.	11/15/04	$492,524	$207,940	$284,584

5.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares			Shares
	June 30,	Gross	Gross	December 31,
	2008	Additions	Reductions	2008

OFI Liquid Assets Fund, LLC	—	2,576,754,392	2,252,871,616	323,882,776
Oppenheimer Institutional Money Market Fund, Cl. E	38,604,527	665,992,374	682,364,354	22,232,547

	Value	Income

OFI Liquid Assets Fund, LLC	$323,882,776	$9,146,519	[a]
Oppenheimer Institutional Money Market Fund, Cl. E	22,232,547	560,045

	$346,115,323	$9,706,564

a.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties .

6.	Rate shown is the 7-day yield as of December 31, 2008.

7.	The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 7 of accompanying Notes.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
F36 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Footnotes to Statement of Investments Continued
The market value of the Fund’s investments was determined based on the following inputs as of December 31, 2008:

	Investments in	Other Financial
Valuation Description	Securities	Instruments*

Level 1—Quoted Prices	$3,830,503,264	$—
Level 2—Other Significant Observable Inputs	317,039,469	—
Level 3—Significant Unobservable Inputs	—	—

Total	$4,147,542,733	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F37 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
December 31, 2008

Assets

Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $5,314,291,766)	$3,801,427,410
Affiliated companies (cost $346,115,323)	346,115,323

4,147,542,733
Cash	11,693,740
Receivables and other assets:
Dividends	3,945,558
Investments sold	3,658,507
Shares of beneficial interest sold	2,296,434
Due from Manager	61
Other	1,830,776

Total assets	4,170,967,809

Liabilities
Return of collateral for securities loaned	649,363,685
Payables and other liabilities:
Shares of beneficial interest redeemed	9,839,154
Distribution and service plan fees	1,664,393
Transfer and shareholder servicing agent fees	837,358
Shareholder communications	500,372
Investments purchased	258,344
Trustees’ compensation	22,331
Other	83,698

Total liabilities	662,569,335

Net Assets	$3,508,398,474

Composition of Net Assets
Par value of shares of beneficial interest	$289,396
Additional paid-in capital	5,714,404,236
Accumulated net investment income	16,086,941
Accumulated net realized loss on investments and foreign currency transactions	(709,345,099)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(1,513,037,000)

Net Assets	$3,508,398,474

F38 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,968,440,376 and 162,147,043 shares of beneficial interest outstanding)	$12.14
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$12.88
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $143,106,407 and 12,909,447 shares of beneficial interest outstanding)	$11.09
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $305,673,775 and 27,436,361 shares of beneficial interest outstanding)	$11.14
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $194,503,791 and 16,460,617 shares of beneficial interest outstanding)	$11.82
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $896,674,125 and 70,442,592 shares of beneficial interest outstanding)	$12.73
See accompanying Notes to Financial Statements.
F39 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended December 31, 2008

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $39,606)	$36,379,197
Affiliated companies	560,045
Income from investment of securities lending cash collateral, net:
Unaffiliated companies	635,617
Affiliated companies	9,146,519
Interest	51,405
Other income	60,364

Total investment income	46,833,147

Expenses
Management fees	14,063,270
Distribution and service plan fees:
Class A	3,400,399
Class B	992,667
Class C	2,034,601
Class N	593,721
Transfer and shareholder servicing agent fees:
Class A	5,880,777
Class B	404,245
Class C	745,175
Class N	637,807
Class Y	881,767
Shareholder communications:
Class A	175,180
Class B	40,852
Class C	31,132
Class N	7,186
Class Y	39,465
Trustees’ compensation	52,427
Custodian fees and expenses	15,635
Other	180,656

Total expenses	30,176,962
Less reduction to custodian expenses	(8,846)
Less waivers and reimbursements of expenses	(1,780,615)

Net expenses	28,387,501

Net Investment Income	18,445,646
F40 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	$(278,195,512)
Foreign currency transactions	171,374

Net realized loss	(278,024,138)
Net change in unrealized depreciation on:
Investments	(1,512,832,946)
Translation of assets and liabilities denominated in foreign currencies	(4,376,304)

Net change in unrealized depreciation	(1,517,209,250)

Net Decrease in Net Assets Resulting from Operations	$(1,776,787,742)

See accompanying Notes to Financial Statements.
F41 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	December 31, 2008	June 30,
	(Unaudited)	2008

Operations

Net investment income (loss)	$18,445,646	$(14,020,447)
Net realized loss	(278,024,138)	(259,781,921)
Net change in unrealized appreciation (depreciation)	(1,517,209,250)	(908,918,421)

Net decrease in net assets resulting from operations	(1,776,787,742)	(1,182,720,789)

Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A	—	(8,491,179)
Class B	—	—
Class C	—	—
Class N	—	—
Class Y	(2,104,629)	(4,176,920)

	(2,104,629)	(12,668,099)
Tax return of capital distribution from net investment income:
Class A	—	(42,889)
Class B	—	—
Class C	—	—
Class N	—	—
Class Y	—	(21,097)

	—	(63,986)
Distributions from net realized gain:
Class A	(4,611,326)	(340,286,746)
Class B	(363,925)	(37,088,720)
Class C	(784,198)	(61,718,249)
Class N	(461,487)	(27,521,324)
Class Y	(1,972,303)	(59,781,758)

	(8,193,239)	(526,396,797)
Tax return of capital distribution from net realized gain:
Class A	—	(2,724,625)
Class B	—	(296,964)
Class C	—	(494,169)
Class N	—	(220,359)
Class Y	—	(478,664)

	—	(4,214,781)
F42 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Six Months	Year
	Ended	Ended
	December 31, 2008	June 30,
	(Unaudited)	2008

Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(277,965,618)	649,537,948
Class B	(42,653,333)	(94,267,351)
Class C	(43,069,023)	(9,343,656)
Class N	9,457,183	64,382,658
Class Y	282,091,902	428,176,067

	(72,138,889)	1,038,485,666

Net Assets
Total decrease	(1,859,224,499)	(687,578,786)
Beginning of period	5,367,622,973	6,055,201,759

End of period (including accumulated net investment income (loss) of $16,086,941 and $(254,076), respectively)	$3,508,398,474	$5,367,622,973

See accompanying Notes to Financial Statements.
F43 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	December 31, 2008					Year Ended June 30,
Class A	(Unaudited)		2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$17.87		$24.25	$22.27	$20.17	$19.52	$14.78
Income (loss) from investment operations:
Net investment income (loss)	.06	[1]	(.04)[1]	.08 [1]	(.02)[1]	(.04)[1]	(.10)
Net realized and unrealized gain (loss)	(5.76)		(4.28)	3.45	3.59	2.65	4.84

Total from investment operations	(5.70)		(4.32)	3.53	3.57	2.61	4.74
Dividends and/or distributions to shareholders:
Dividends from net investment income	—		(.05)	—	—	—	—
Distributions from net realized gain	(.03)		(2.00)	(1.55)	(1.47)	(1.96)	—
Tax return of capital distribution from net investment income	—		— [2]	—	—	—	—
Tax return of capital distribution from net realized gain	—		(.01)	—	—	—	—

Total dividends and/or distributions to shareholders	(.03)		(2.06)	(1.55)	(1.47)	(1.96)	—
Net asset value, end of period	$12.14		$17.87	$24.25	$22.27	$20.17	$19.52

Total Return, at Net Asset Value[3]	(31.90)%		(18.66)%	16.48%	18.22%	13.82%	32.07%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,968,440		$3,304,735	$3,766,574	$2,584,254	$1,557,307	$1,177,389
Average net assets (in thousands)	$2,696,535		$3,576,817	$3,086,495	$2,040,757	$1,325,846	$904,397
Ratios to average net assets:[4]
Net investment income (loss)	0.81%		(0.17)%	0.35%	(0.07)%	(0.20)%	(0.42)%
Total expenses	1.32	% [5]	1.19%	1.12%	1.15%	1.19%	1.17%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.23%		1.19%	1.12%	1.15%	1.19%	1.17%
Portfolio turnover rate	56%		134%	114%	102%	132%	127%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 31, 2008	1.32%
Year Ended June 30, 2008	1.19%
Year Ended June 30, 2007	1.12%
See accompanying Notes to Financial Statements.
F44 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Six Months
	Ended
	December 31, 2008						Year Ended June 30,
Class B	(Unaudited)		2008	2007		2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$16.39		$22.53	$20.94		$19.19	$18.79	$14.35
Income (loss) from investment operations:
Net investment income (loss)	—	[1,2]	(.17)[1]	(.10)[1]		(.18)[1]	(.18)[1]	(.20)
Net realized and unrealized gain (loss)	(5.27)		(3.96)	3.24		3.40	2.54	4.64

Total from investment operations	(5.27)		(4.13)	3.14		3.22	2.36	4.44
Dividends and/or distributions to shareholders:
Dividends from net investment income	—		—	—		—	—	—
Distributions from net realized gain	(.03)		(2.00)	(1.55)		(1.47)	(1.96)	—
Tax return of capital distribution from net investment income	—		—	—		—	—	—
Tax return of capital distribution from net realized gain	—		(.01)	—		—	—	—

Total dividends and/or distributions to shareholders	(.03)		(2.01)	(1.55)		(1.47)	(1.96)	—
Net asset value, end of period	$11.09		$16.39	$22.53		$20.94	$19.19	$18.79

Total Return, at Net Asset Value[3]	(32.15)%		(19.25)%	15.63%		17.29%	12.98%	30.94%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$143,106		$261,085	$473,768		$501,742	$510,183	$482,028
Average net assets (in thousands)	$197,275		$357,794	$479,042		$512,657	$490,050	$432,160
Ratios to average net assets:[4]
Net investment income (loss)	0.04%		(0.89)%	(0.46)%		(0.85)%	(0.98)%	(1.26)%
Total expenses	2.07	% [5]	1.92%[5]	1.89	% [5]	1.92%	1.97%	2.01%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.99%		1.92%	1.89%		1.92%	1.97%	2.01%
Portfolio turnover rate	56%		134%	114%		102%	132%	127%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 31, 2008	2.07%
Year Ended June 30, 2008	1.92%
Year Ended June 30, 2007	1.89%
See accompanying Notes to Financial Statements.
F45 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	December 31, 2008						Year Ended June 30,
Class C	(Unaudited)		2008	2007		2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$16.47		$22.62	$21.01		$19.24	$18.82	$14.36
Income (loss) from investment operations:
Net investment income (loss)	.01	[1]	(.16)[1]	(.08)[1]		(.16)[1]	(.17)[1]	(.17)
Net realized and unrealized gain (loss)	(5.31)		(3.98)	3.24		3.40	2.55	4.63

Total from investment operations	(5.30)		(4.14)	3.16		3.24	2.38	4.46
Dividends and/or distributions to shareholders:
Dividends from net investment income	—		—	—		—	—	—
Distributions from net realized gain	(.03)		(2.00)	(1.55)		(1.47)	(1.96)	—
Tax return of capital distribution from net investment income	—		—	—		—	—	—
Tax return of capital distribution from net realized gain	—		(.01)	—		—	—	—

Total dividends and/or distributions to shareholders	(.03)		(2.01)	(1.55)		(1.47)	(1.96)	—
Net asset value, end of period	$11.14		$16.47	$22.62		$21.01	$19.24	$18.82

Total Return, at Net Asset Value[2]	(32.18)%		(19.21)%	15.68%		17.35%	13.07%	31.06%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$305,674		$505,404	$710,808		$600,331	$473,099	$402,056
Average net assets (in thousands)	$403,613		$602,381	$645,637		$543,420	$433,888	$340,201
Ratios to average net assets:[3]
Net investment income (loss)	0.08%		(0.86)%	(0.39)%		(0.79)%	(0.91)%	(1.17)%
Total expenses	2.01	% [4]	1.88%[4]	1.84	% [4]	1.87%	1.90%	1.91%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.96%		1.88%	1.84%		1.87%	1.90%	1.91%
Portfolio turnover rate	56%		134%	114%		102%	132%	127%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 31, 2008	2.01%
Year Ended June 30, 2008	1.88%
Year Ended June 30, 2007	1.84%
See accompanying Notes to Financial Statements.
F46 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Six Months
	Ended
	December 31, 2008						Year Ended June 30,
Class N	(Unaudited)		2008	2007		2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$17.42		$23.70	$21.87		$19.90	$19.33	$14.69
Income (loss) from investment operations:
Net investment income (loss)	.04	[1]	(.09)[1]	.01	[1]	(.09)[1]	(.10)[1]	(.14)
Net realized and unrealized gain (loss)	(5.61)		(4.18)	3.37		3.53	2.63	4.78

Total from investment operations	(5.57)		(4.27)	3.38		3.44	2.53	4.64
Dividends and/or distributions to shareholders:
Dividends from net investment income	—		—	—		—	—	—
Distributions from net realized gain	(.03)		(2.00)	(1.55)		(1.47)	(1.96)	—
Tax return of capital distribution from net investment income	—		—	—		—	—	—
Tax return of capital distribution from net realized gain	—		(.01)	—		—	—	—

Total dividends and/or distributions to shareholders	(.03)		(2.01)	(1.55)		(1.47)	(1.96)	—
Net asset value, end of period	$11.82		$17.42	$23.70		$21.87	$19.90	$19.33

Total Return, at Net Asset Value[2]	(31.97)%		(18.87)%	16.08%		17.79%	13.53%	31.59%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$194,504		$275,975	$300,360		$192,089	$129,631	$84,678
Average net assets (in thousands)	$235,611		$289,699	$245,298		$162,869	$105,497	$65,107
Ratios to average net assets:[3]
Net investment income (loss)	0.60%		(0.47)%	0.02%		(0.40)%	(0.50)%	(0.77)%
Total expenses	1.67	% [4]	1.55%[4]	1.45	% [4]	1.49%	1.54%	1.61%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.47%		1.48%	1.45%		1.48%	1.50%	1.52%
Portfolio turnover rate	56%		134%	114%		102%	132%	127%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 31, 2008	1.67%
Year Ended June 30, 2008	1.55%
Year Ended June 30, 2007	1.45%
See accompanying Notes to Financial Statements.
F47 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	December 31, 2008						Year Ended June 30,
Class Y	(Unaudited)	2008		2007		2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$18.75	$25.32		$23.09		$20.76	$19.94	$15.03
Income (loss) from investment operations:
Net investment income (loss)	.10 [1]	.05	[1]	.20	[1]	.10 [1]	.08 [1]	(.03)
Net realized and unrealized gain (loss)	(6.06)	(4.47)		3.58		3.70	2.70	4.94

Total from investment operations	(5.96)	(4.42)		3.78		3.80	2.78	4.91
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.03)	(.14)		—		—	—	—
Distributions from net realized gain	(.03)	(2.00)		(1.55)		(1.47)	(1.96)	—
Tax return of capital distribution from net investment income	—	—	[2]	—		—	—	—
Tax return of capital distribution from net realized gain	—	(.01)		—		—	—	—

Total dividends and/or distributions to shareholders	(.06)	(2.15)		(1.55)		(1.47)	(1.96)	—
Net asset value, end of period	$12.73	$18.75		$25.32		$23.09	$20.76	$19.94

Total Return, at Net Asset Value[3]	(31.77)%	(18.28)%		17.00%		18.83%	14.41%	32.67%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$896,674	$1,020,424		$803,692		$417,656	$229,463	$14,714
Average net assets (in thousands)	$987,223	$746,300		$570,576		$314,236	$84,470	$11,428
Ratios to average net assets:[4]
Net investment income	1.32%	0.25%		0.83%		0.42%	0.39%	0.06%
Total expenses	0.81%[5,6,7]	0.76	% [5,6]	0.66	% [5,6]	0.66%[6]	0.69%[6]	0.70%[6]
Portfolio turnover rate	56%	134%		114%		102%	132%	127%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 31, 2008	0.81%
Year Ended June 30, 2008	0.76%
Year Ended June 30, 2007	0.66%

6.	Reduction to custodian expenses less than 0.005%.

7.	Waiver or reimbursement of indirect management fees less than 0.005%.
See accompanying Notes to Financial Statements.
F48 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Main Street Small Cap Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment advisor is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
F49 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
F50 | OPPENHEIMER MAIN STREET SMALL CAP FUND

     There have been no significant changes to the fair valuation methodologies during the period.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investments in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted
F51 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
under the Investment Company Act. The Fund’s investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year ended June 30, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of June 30, 2008, the Fund had available for federal income tax purposes post-October losses of $393,419,654, post-October foreign currency losses of $42,425 and post-October passive foreign investment company losses of $73,942.
     As of December 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $671,560,159. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended December 31, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.
F52 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Federal tax cost of securities	$5,713,849,017
Federal tax cost of other investments	(4,667,904)

Total federal tax cost	$5,709,181,113

Gross unrealized appreciation	$143,532,555
Gross unrealized depreciation	(1,710,011,483)

Net unrealized depreciation	$(1,566,478,928)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
F53 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended December 31, 2008		Year Ended June 30, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	28,863,774	$435,836,617	74,829,572	$1,550,589,036
Dividends and/or distributions reinvested	352,825	3,990,003	15,579,180	309,402,521
Redeemed	(51,956,952)	(717,792,238)	(60,830,053)	(1,210,453,609)

Net increase (decrease)	(22,740,353)	$(277,965,618)	29,578,699	$649,537,948

Class B
Sold	777,617	$10,584,844	1,965,438	$38,140,367
Dividends and/or distributions reinvested	33,509	346,066	1,932,387	35,324,023
Redeemed	(3,832,668)	(53,584,243)	(8,998,234)	(167,731,741)

Net decrease	(3,021,542)	$(42,653,333)	(5,100,409)	$(94,267,351)

Class C
Sold	2,561,370	$34,205,922	6,125,949	$116,952,215
Dividends and/or distributions reinvested	65,706	682,034	2,924,696	53,726,666
Redeemed	(5,878,472)	(77,956,979)	(9,789,740)	(180,022,537)

Net decrease	(3,251,396)	$(43,069,023)	(739,095)	$(9,343,656)

F54 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Six Months Ended December 31, 2008		Year Ended June 30, 2008
	Shares	Amount	Shares	Amount

Class N
Sold	3,191,680	$46,164,610	7,050,097	$141,485,935
Dividends and/or distributions reinvested	38,068	419,125	1,318,108	25,544,924
Redeemed	(2,610,969)	(37,126,552)	(5,197,414)	(102,648,201)

Net increase	618,779	$9,457,183	3,170,791	$64,382,658

Class Y
Sold	26,138,163	$438,123,565	36,323,287	$751,401,917
Dividends and/or distributions reinvested	315,754	3,744,848	2,893,650	60,130,048
Redeemed	(10,437,704)	(159,776,511)	(16,531,004)	(383,355,898)

Net increase	16,016,213	$282,091,902	22,685,933	$428,176,067

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in Oppenheimer Institutional Money Market Fund and OFI Liquid Assets Fund, LLC, for the six months ended December 31, 2008, were as follows:

	Purchases	Sales

Investment securities	$2,559,131,424	$2,621,120,915
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $4.2 billion	0.60
Over $5.0 billion	0.58
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended December 31, 2008, the Fund paid $7,428,951 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
F55 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2008 for Class C and Class N shares were $9,551,830 and $4,385,353, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End Sales	Deferred Sales	Deferred Sales	Deferred Sales	Deferred Sales
	Charges	Charges	Charges	Charges	Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

December 31, 2008	$211,266	$8,789	$179,028	$17,671	$1,869
F56 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended December 31, 2008, OFS waived $1,330,203, $84,987, $106,394, and $238,399 for Class A, Class B, Class C, and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended December 31, 2008, the Manager waived $20,632 for IMMF management fees.
5. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
     As of December 31, 2008, the Fund had no outstanding forward contracts.
6. Illiquid or Restricted Securities
As of December 31, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
F57 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of December 31, 2008, the Fund had on loan securities valued at $647,218,648. Collateral of $649,363,685 was received for the loans, all of which was received in cash and subsequently invested in approved instruments or held as cash.
8. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
9. Change In Independent Registered Public Accounting Firm
At a meeting held on August 20, 2008, the Board of Trustees of the Fund appointed KPMG LLP as the independent registered public accounting firm to the Fund for fiscal year 2009, replacing the firm of Deloitte & Touche LLP, effective at the conclusion of the fiscal 2008 audit. During the two most recent fiscal years the audit reports of Deloitte & Touche LLP contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of Deloitte & Touche LLP would have caused it to make reference to the disagreements in connection with its reports.
F58 | OPPENHEIMER MAIN STREET SMALL CAP FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the
15 | OPPENHEIMER MAIN STREET SMALL CAP FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Mark Zavanelli and Marc Reinganum, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as Directors or Trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded in light of the Manager’s experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load small-cap core funds advised by other investment advisers. The Board considered that the Fund outperformed its performance universe median during the three- and five-year periods, though the Fund underperformed its performance universe median during the one-year period.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and small-cap core funds with comparable asset levels and distribution features. The Board considered that the Fund’s actual management fees and total expenses were lower than its expense group median.
16 | OPPENHEIMER MAIN STREET SMALL CAP FUND

     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
17 | OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
18 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3.  Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4.  Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5.  Audit Committee of Listed Registrants
Not applicable.
Item 6.  Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11.  Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	02/11/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	02/11/2009

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	02/11/2009